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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2020 to November 30, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

November 30, 2020

Classes A, I, R and R6

■	Voya Target In-Retirement Fund
■	Voya Target Retirement 2025 Fund
■	Voya Target Retirement 2030 Fund
■	Voya Target Retirement 2035 Fund
■	Voya Target Retirement 2040 Fund
■	Voya Target Retirement 2045 Fund
■	Voya Target Retirement 2050 Fund
■	Voya Target Retirement 2055 Fund
■	Voya Target Retirement 2060 Fund
■	Voya Target Retirement 2065 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

A Tough Year Ends On An Upbeat Note

Dear Shareholder,

A build-up of nerve-wracking economic, pandemic and political events during September and October culminated in the apparent avoidance of worst-case scenarios. Volatile market performance in October was followed by a relatively strong rally in November, with most major equity indexes delivering double-digit monthly returns and single-digit returns for the fiscal quarterly reporting period ended November 30, 2020. Fixed income assets also delivered positive returns for November and the three-month reporting period.

The coronavirus pandemic has caused an unusual type of recession, which has compelled policymakers and the healthcare community to implement extraordinary measures in record-breaking time. This has led to a quick turnaround of economic growth, which has been outdone only by the quick snap-back of the financial markets. We believe that the market’s ability to look forward has been on full display during this crisis. Throughout untold amounts of uncertainty, investors have focused on anticipating what the world will look like after the pandemic is behind us. Early optimism that we would find effective vaccines has proven realistic, and in our opinion enhances forecasters’ credibility about predicting a return to normalcy.

This doesn’t mean that we’re out of the woods; we believe many coronavirus challenges still confront us, and sustaining financial market performance will require Washington policymakers to cooperate at levels we haven’t seen for some time. Despite the recent coronavirus surge and the socially isolating, winter hunkering it will entail, we think markets can continue to hold their own. In our view, we are hopeful that with wider distribution of the recently approved coronavirus vaccines, at some point infection rates will begin to subside; also, we continue to hope that fiscal policymakers will align more with central banks in countering the economic impacts of the coronavirus.

As a tough year winds down it is our opinion that the economic outlook is brightening, reinforcing our oft-stated belief that investors are best served by staying in the markets. We remain firmly convinced that time in the markets, not timing the markets, leads to better long-term investment outcomes. Also, we continue to emphasize our belief that diversifying portfolios as broadly as possible offers the most likely path to realizing investors’ goals. Should your goals change, discuss them thoroughly with your financial advisor before making any shifts in your portfolio strategy.

We remain humble and realistic in the face of the challenges ahead, but well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
December 4, 2020

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2020**	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2020**
Voya Target In-Retirement Fund
Class A	$1,000.00	$1,090.80	0.70%	$3.67	$1,000.00	1,021.56	0.70%	$3.55
Class I	1,000.00	1,091.90	0.42	2.20	1,000.00	1,022.96	0.42	2.13
Class R	1,000.00	1,089.70	0.95	4.98	1,000.00	1,020.31	0.95	4.81
Class R6	1,000.00	1,092.00	0.40	2.10	1,000.00	1,023.06	0.40	2.03
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$1,139.00	0.69%	$3.70	$1,000.00	1,021.61	0.69%	$3.50
Class I	1,000.00	1,140.80	0.46	2.47	1,000.00	1,022.76	0.46	2.33
Class R	1,000.00	1,137.80	0.94	5.04	1,000.00	1,020.36	0.94	4.76
Class R6	1,000.00	1,140.80	0.40	2.15	1,000.00	1,023.06	0.40	2.03
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$1,162.90	0.69%	$3.74	$1,000.00	1,021.61	0.69%	$3.50
Class I	1,000.00	1,164.40	0.45	2.44	1,000.00	1,022.81	0.45	2.28
Class R	1,000.00	1,161.80	0.94	5.09	1,000.00	1,020.36	0.94	4.76
Class R6	1,000.00	1,164.60	0.40	2.17	1,000.00	1,023.06	0.40	2.03
Voya Target Retirement 2035 Fund
Class A	$1,000.00	$1,182.40	0.71%	$3.88	$1,000.00	1,021.51	0.71%	$3.60
Class I	1,000.00	1,184.70	0.41	2.25	1,000.00	1,023.01	0.41	2.08
Class R	1,000.00	1,181.20	0.96	5.25	1,000.00	1,020.26	0.96	4.86
Class R6	1,000.00	1,185.00	0.40	2.19	1,000.00	1,023.06	0.40	2.03

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2020**	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2020**
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$1,200.70	0.73%	$4.03	$1,000.00	1,021.41	0.73%	$3.70
Class I	1,000.00	1,202.10	0.44	2.43	1,000.00	1,022.86	0.44	2.23
Class R	1,000.00	1,199.00	0.98	5.40	1,000.00	1,020.16	0.98	4.96
Class R6	1,000.00	1,202.10	0.40	2.21	1,000.00	1,023.06	0.40	2.03
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$1,211.00	0.75%	$4.16	$1,000.00	1,021.31	0.75%	$3.80
Class I	1,000.00	1,213.30	0.48	2.66	1,000.00	1,022.66	0.48	2.43
Class R	1,000.00	1,209.60	1.00	5.54	1,000.00	1,020.05	1.00	5.06
Class R6	1,000.00	1,214.10	0.40	2.22	1,000.00	1,023.06	0.40	2.03
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$1,213.90	0.76%	$4.22	$1,000.00	1,021.26	0.76%	$3.85
Class I	1,000.00	1,214.30	0.43	2.39	1,000.00	1,022.91	0.43	2.18
Class R	1,000.00	1,211.20	1.01	5.60	1,000.00	1,020.00	1.01	5.11
Class R6	1,000.00	1,215.30	0.40	2.22	1,000.00	1,023.06	0.40	2.03
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$1,215.40	0.74%	$4.11	$1,000.00	1,021.36	0.74%	$3.75
Class I	1,000.00	1,216.90	0.41	2.28	1,000.00	1,023.01	0.41	2.08
Class R	1,000.00	1,213.40	0.99	5.49	1,000.00	1,020.10	0.99	5.01
Class R6	1,000.00	1,217.90	0.40	2.22	1,000.00	1,023.06	0.40	2.03
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$1,217.40	0.71%	$3.95	$1,000.00	1,021.51	0.71%	$3.60
Class I	1,000.00	1,219.60	0.40	2.23	1,000.00	1,023.06	0.40	2.03
Class R	1,000.00	1,215.80	0.96	5.33	1,000.00	1,020.26	0.96	4.86
Class R6	1,000.00	1,219.40	0.40	2.23	1,000.00	1,023.06	0.40	2.03
Voya Target Retirement 2065 Fund
Class A(1)	$1,000.00	$1,120.00	0.65%	$2.36	$1,000.00	1,021.81	0.65%	$3.29
Class I(1)	1,000.00	1,121.00	0.40	1.45	1,000.00	1,023.06	0.40	2.03
Class R(1)	1,000.00	1,119.00	0.90	3.27	1,000.00	1,020.56	0.90	4.56
Class R6(1)	1,000.00	1,121.00	0.40	1.45	1,000.00	1,023.06	0.40	2.03

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.
(1)	Commencement of operations was July 29, 2020. Expenses paid for the actual Fund’s return reflect the 125-day period ended November 30, 2020.

STATEMENT OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2020 (UNAUDITED)

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$20,655,266	$23,862,183	$23,495,182	$23,737,521
Investments in unaffiliated underlying funds at fair value**	11,158,400	15,744,271	15,903,756	18,052,361
Cash	52,368	47,021	40,718	45,576
Receivables:
Investments in affiliated underlying funds sold	44,337	29,822	239,801	—
Investments in unaffiliated underlying funds sold	4,926	9,417	93,256	—
Fund shares sold	8,168	50,468	28,255	23,807
Other assets	312	295	270	259
Total assets	31,923,777	39,743,477	39,801,238	41,859,524
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	—	—	15,681
Payable for investments in unaffiliated underlying funds purchased	—	—	—	7,900
Payable for fund shares redeemed	57,378	89,620	361,235	106
Payable for unified fees	9,892	12,796	12,575	13,393
Payable for distribution and shareholder service fees	1,591	2,400	2,005	1,737
Payable to trustees under the deferred compensation plan (Note 6)	312	295	270	259
Other accrued expenses and liabilities	63	631	20	543
Total liabilities	69,236	105,742	376,105	39,619
NET ASSETS	$31,854,541	$39,637,735	$39,425,133	$41,819,905
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$28,858,826	$34,434,149	$34,022,499	$35,228,418
Total distributable earnings	2,995,715	5,203,586	5,402,634	6,591,487
NET ASSETS	$31,854,541	$39,637,735	$39,425,133	$41,819,905

* Cost of investments in affiliated underlying funds	$19,332,973	$21,567,445	$20,999,448	$20,454,416
** Cost of investments in unaffiliated underlying funds	$10,218,118	$13,896,395	$13,928,219	$15,477,223

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund

Class A
Net assets	$7,566,474	$10,603,463	$9,859,228	$8,663,826
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	643,734	779,495	711,805	618,793
Net asset value and redemption price per share†	$11.75	$13.60	$13.85	$14.00
Maximum offering price per share (5.75%)(1)	$12.47	$14.43	$14.69	$14.85
Class I
Net assets	$1,234,879	$50,863	$265,591	$841,072
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	104,610	3,714	19,044	59,617
Net asset value and redemption price per share	$11.80	$13.69	$13.95	$14.11
Class R
Net assets	$56,112	$656,428	$73,741	$7,157
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,780	48,484	5,347	513
Net asset value and redemption price per share	$11.74	$13.54	$13.79	$13.95
Class R6
Net assets	$22,997,076	$28,326,981	$29,226,573	$32,307,850
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,948,327	2,069,313	2,097,099	2,293,450
Net asset value and redemption price per share	$11.80	$13.69	$13.94	$14.09

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2020 (UNAUDITED)

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$16,072,627	$16,777,638	$12,594,666	$10,454,154
Investments in unaffiliated underlying funds at fair value**	13,071,884	14,215,886	10,856,972	8,996,746
Cash	27,160	21,526	5,156	17,817
Receivables:
Fund shares sold	16,915	15,158	99,955	8,123
Other assets	184	202	139	120
Total assets	29,188,770	31,030,410	23,556,888	19,476,960
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	7,137	8,626	55,938	2,882
Payable for investments in unaffiliated underlying funds purchased	4,758	6,507	43,951	2,219
Payable for fund shares redeemed	4,964	—	—	3,000
Payable for unified fees	9,317	9,736	7,395	5,511
Payable for distribution and shareholder service fees	1,463	983	1,314	798
Payable to trustees under the deferred compensation plan (Note 6)	184	202	139	120
Other accrued expenses and liabilities	117	—	881	—
Total liabilities	27,940	26,054	109,618	14,530
NET ASSETS	$29,160,830	$31,004,356	$23,447,270	$19,462,430
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$24,504,149	$25,644,589	$19,700,676	$16,270,510
Total distributable earnings	4,656,681	5,359,767	3,746,594	3,191,920
NET ASSETS	$29,160,830	$31,004,356	$23,447,270	$19,462,430

* Cost of investments in affiliated underlying funds	$14,092,860	$14,383,418	$10,848,392	$8,962,809
** Cost of investments in unaffiliated underlying funds	$10,943,450	$11,691,551	$9,030,431	$7,408,942

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund

Class A
Net assets	$7,303,072	$4,915,307	$6,306,919	$3,940,969
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	504,517	334,583	439,336	275,020
Net asset value and redemption price per share†	$14.48	$14.69	$14.36	$14.33
Maximum offering price per share (5.75%)(1)	$15.36	$15.59	$15.24	$15.20
Class I
Net assets	$40,848	$174,853	$385,215	$282,674
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,804	11,826	26,657	19,602
Net asset value and redemption price per share	$14.57	$14.79	$14.45	$14.42
Class R
Net assets	$6,800	$4,825	$129,047	$19,441
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	470	329	9,034	1,363
Net asset value and redemption price per share	$14.46	$14.66	$14.28	$14.27
Class R6
Net assets	$21,810,110	$25,909,371	$16,626,089	$15,219,346
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,496,886	1,751,162	1,150,420	1,055,578
Net asset value and redemption price per share	$14.57	$14.80	$14.45	$14.42

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2020 (UNAUDITED)

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$6,340,367	$2,407,562
Investments in unaffiliated underlying funds at fair value**	5,511,811	2,090,427
Cash	6,232	1,990
Receivables:
Fund shares sold	5,685	8
Other assets	71	3
Total assets	11,864,166	4,499,990
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	3,181	—
Payable for investments in unaffiliated underlying funds purchased	2,499	—
Payable for unified fees	2,876	1,437
Payable for distribution and shareholder service fees	734	227
Payable to trustees under the deferred compensation plan (Note 6)	71	3
Total liabilities	9,361	1,667
NET ASSETS	$11,854,805	$4,498,323
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$9,922,582	$4,013,245
Total distributable earnings	1,932,223	485,078
NET ASSETS	$11,854,805	$4,498,323

* Cost of investments in affiliated underlying funds	$5,433,774	$2,169,911
** Cost of investments in unaffiliated underlying funds	$4,569,050	$1,855,539
Class A
Net assets	$3,642,413	$1,125,492
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	274,403	100,452
Net asset value and redemption price per share†	$13.27	$11.20
Maximum offering price per share (5.75%)(1)	$14.08	$11.88
Class I
Net assets	$183,225	$56,069
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	13,741	5,000
Net asset value and redemption price per share	$13.33	$11.21
Class R
Net assets	$6,285	$5,597
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	475	500
Net asset value and redemption price per share	$13.24	$11.19
Class R6
Net assets	$8,022,882	$3,311,165
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	601,309	295,278
Net asset value and redemption price per share	$13.34	$11.21

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2020 (UNAUDITED)

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$233,315	$235,489	$178,462	$121,318
Dividends from unaffiliated underlying funds	46,212	89,998	77,804	78,805
Total investment income	279,527	325,487	256,266	200,123
EXPENSES:
Unified fees	48,093	74,501	70,711	73,872
Distribution and shareholder service fees:
Class A	7,711	12,035	10,943	9,183
Class R	89	1,535	153	17
Transfer agent fees:
Class A	1,469	1,915	1,790	2,198
Class I	71	13	41	36
Class R	8	122	13	2
Trustee fees	484	746	708	740
Miscellaneous expense	112	92	85	89
Total expenses	58,037	90,959	84,444	86,137
Net expenses	58,037	90,959	84,444	86,137
Net investment income	221,490	234,528	171,822	113,986
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	271,023	197,815	133,673	119,480
Sale of unaffiliated underlying funds	451,506	692,144	616,536	702,305
Net realized gain	722,529	889,959	750,209	821,785
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	543,502	2,288,842	2,753,025	3,246,117
Unaffiliated underlying funds	215,343	1,408,878	1,663,369	2,046,002
Net change in unrealized appreciation (depreciation)	758,845	3,697,720	4,416,394	5,292,119
Net realized and unrealized gain	1,481,374	4,587,679	5,166,603	6,113,904
Increase in net assets resulting from operations	$1,702,864	$4,822,207	$5,338,425	$6,227,890

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2020 (UNAUDITED)

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$67,184	$45,261	$26,386	$18,546
Dividends from unaffiliated underlying funds	47,382	52,019	34,295	27,750
Total investment income	114,566	97,280	60,681	46,296
EXPENSES:
Unified fees	50,879	54,514	40,502	33,342
Distribution and shareholder service fees:
Class A	7,120	5,160	6,696	4,094
Class R	11	11	321	33
Transfer agent fees:
Class A	2,215	2,059	2,805	1,437
Class I	8	25	34	1
Class R	2	2	67	5
Trustee fees	509	546	406	334
Miscellaneous expense	61	66	48	39
Total expenses	60,805	62,383	50,879	39,285
Net expenses	60,805	62,383	50,879	39,285
Net investment income	53,761	34,897	9,802	7,011
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	162,891	164,130	133,105	92,509
Sale of unaffiliated underlying funds	320,319	368,659	325,059	207,818
Net realized gain	483,210	532,789	458,164	300,327
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	2,231,964	2,635,598	1,939,800	1,665,837
Unaffiliated underlying funds	1,906,332	2,073,474	1,522,672	1,305,834
Net change in unrealized appreciation (depreciation)	4,138,296	4,709,072	3,462,472	2,971,671
Net realized and unrealized gain	4,621,506	5,241,861	3,920,636	3,271,998
Increase in net assets resulting from operations	$4,675,267	$5,276,758	$3,930,438	$3,279,009

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2020 (UNAUDITED)

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
		July 29, 2020(1) to November 30, 2020
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$10,251	$2,148
Dividends from unaffiliated underlying funds	17,898	3,890
Total investment income	28,149	6,038
EXPENSES:
Unified fees	20,670	5,551
Distribution and shareholder service fees:
Class A	3,993	881
Class R	18	9
Transfer agent fees:
Class A	924	—
Class R	2	—
Trustee fees	207	83
Miscellaneous expense	24	3
Total expenses	25,838	6,527
Net expenses	25,838	6,527
Net investment income (loss)	2,311	(489)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	53,943	2,307
Sale of unaffiliated underlying funds	149,511	10,720
Net realized gain	203,454	13,027
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	1,034,868	237,651
Unaffiliated underlying funds	804,235	234,889
Net change in unrealized appreciation (depreciation)	1,839,103	472,540
Net realized and unrealized gain	2,042,557	485,567
Increase in net assets resulting from operations	$2,044,868	$485,078

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target In-Retirement Fund		Voya Target Retirement 2025 Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income	$221,490	$270,500	$234,528	$620,078
Net realized gain	722,529	75,926	889,959	399,741
Net change in unrealized appreciation (depreciation)	758,845	282,957	3,697,720	445,176
Increase in net assets resulting from operations	1,702,864	629,383	4,822,207	1,464,995
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(32,475)	(137,450)	(45)	(331,031)
Class I	(1,036)	(4,750)	—	(5,023)
Class R	(27)	(158)	—	(20,934)
Class R6	(93,687)	(412,361)	—	(899,842)
Total distributions	(127,225)	(554,719)	(45)	(1,256,830)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,514,220	2,765,877	5,649,387	14,870,149
Proceeds from shares issued in merger (Note 14)	20,203,423	—	—	—
Reinvestment of distributions	127,225	554,719	45	1,256,830
	23,844,868	3,320,596	5,649,432	16,126,979
Cost of shares redeemed	(4,191,785)	(3,540,559)	(3,866,513)	(7,004,791)
Net increase (decrease) in net assets resulting from capital share transactions	19,653,083	(219,963)	1,782,919	9,122,188
Net increase (decrease) in net assets	21,228,722	(145,299)	6,605,081	9,330,353
NET ASSETS:
Beginning of year or period	10,625,819	10,771,118	33,032,654	23,702,301
End of year or period	$31,854,541	$10,625,819	$39,637,735	$33,032,654

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2030 Fund		Voya Target Retirement 2035 Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income	$171,822	$520,360	$113,986	$499,360
Net realized gain	750,209	395,818	821,785	255,283
Net change in unrealized appreciation (depreciation)	4,416,394	235,452	5,292,119	901,720
Increase in net assets resulting from operations	5,338,425	1,151,630	6,227,890	1,656,363
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(307,849)	—	(198,771)
Class I	—	(8,902)	—	(31,410)
Class R	—	(1,161)	—	(205)
Class R6	—	(852,103)	—	(975,183)
Total distributions	—	(1,170,015)	—	(1,205,569)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,132,968	14,428,395	5,546,066	14,919,468
Reinvestment of distributions	—	1,170,015	—	1,205,569
	7,132,968	15,598,410	5,546,066	16,125,037
Cost of shares redeemed	(2,946,049)	(5,853,354)	(1,901,111)	(4,936,220)
Net increase in net assets resulting from capital share transactions	4,186,919	9,745,056	3,644,955	11,188,817
Net increase in net assets	9,525,344	9,726,671	9,872,845	11,639,611
NET ASSETS:
Beginning of year or period	29,899,789	20,173,118	31,947,060	20,307,449
End of year or period	$39,425,133	$29,899,789	$41,819,905	$31,947,060

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2040 Fund		Voya Target Retirement 2045 Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income	$53,761	$367,853	$34,897	$374,326
Net realized gain	483,210	416,399	532,789	325,235
Net change in unrealized appreciation (depreciation)	4,138,296	185,464	4,709,072	566,182
Increase in net assets resulting from operations	4,675,267	969,716	5,276,758	1,265,743
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(197,803)	—	(165,554)
Class I	—	(4,919)	—	(5,134)
Class R	—	(118)	—	(135)
Class R6	—	(762,720)	—	(938,842)
Total distributions	—	(965,560)	—	(1,109,665)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,542,680	12,163,646	3,921,364	12,571,262
Reinvestment of distributions	—	965,560	—	1,109,665
	4,542,680	13,129,206	3,921,364	13,680,927
Cost of shares redeemed	(2,779,086)	(4,907,173)	(2,073,386)	(7,318,893)
Net increase in net assets resulting from capital share transactions	1,763,594	8,222,033	1,847,978	6,362,034
Net increase in net assets	6,438,861	8,226,189	7,124,736	6,518,112
NET ASSETS:
Beginning of year or period	22,721,969	14,495,780	23,879,620	17,361,508
End of year or period	$29,160,830	$22,721,969	$31,004,356	$23,879,620

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2050 Fund		Voya Target Retirement 2055 Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income	$9,802	$233,891	$7,011	$197,797
Net realized gain	458,164	62,635	300,327	148,744
Net change in unrealized appreciation (depreciation)	3,462,472	308,998	2,971,671	266,571
Increase in net assets resulting from operations	3,930,438	605,524	3,279,009	613,112
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(192,188)	—	(144,464)
Class I	—	(7,248)	—	(5,688)
Class R	—	(7,286)	—	(339)
Class R6	—	(523,373)	—	(632,377)
Total distributions	—	(730,095)	—	(782,868)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,633,434	8,638,376	3,455,612	7,863,413
Reinvestment of distributions	—	730,095	—	782,868
	4,633,434	9,368,471	3,455,612	8,646,281
Cost of shares redeemed	(1,844,834)	(2,876,842)	(1,205,720)	(3,934,478)
Net increase in net assets resulting from capital share transactions	2,788,600	6,491,629	2,249,892	4,711,803
Net increase in net assets	6,719,038	6,367,058	5,528,901	4,542,047
NET ASSETS:
Beginning of year or period	16,728,232	10,361,174	13,933,529	9,391,482
End of year or period	$23,447,270	$16,728,232	$19,462,430	$13,933,529

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2060 Fund		Voya Target Retirement 2065 Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	July 29, 2020(1) to November 30, 2020 (Unaudited)
FROM OPERATIONS:
Net investment income (loss)	$2,311	$102,042	$(489)
Net realized gain	203,454	33,385	13,027
Net change in unrealized appreciation (depreciation)	1,839,103	101,850	472,540
Increase in net assets resulting from operations	2,044,868	237,277	485,078
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(122,726)	—
Class I	—	(7,784)	—
Class R	—	(363)	—
Class R6	—	(262,491)	—
Total distributions	—	(393,364)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,286,941	5,476,594	4,013,245
Reinvestment of distributions	—	393,364	—
	2,286,941	5,869,958	4,013,245
Cost of shares redeemed	(1,028,294)	(1,784,870)	—
Net increase in net assets resulting from capital share transactions	1,258,647	4,085,088	4,013,245
Net increase in net assets	3,303,515	3,929,001	4,498,323
NET ASSETS:
Beginning of year or period	8,551,290	4,622,289	—
End of year or period	$11,854,805	$8,551,290	$4,498,323

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
11-30-20+	10.87	0.09	•	0.89	0.98	0.10	—	—	0.10	—	11.75	9.08	0.70	0.70	0.70	1.62	7,566	39
05-31-20	10.86	0.25	•	0.35	0.60	0.27	0.32	—	0.59	—	10.87	5.43	0.72	0.72	0.72	2.31	3,390	85
05-31-19	10.88	0.25		0.07	0.32	0.20	0.14	—	0.34	—	10.86	3.09	0.73	0.73	0.73	2.19	1,684	156
05-31-18	10.94	0.22	•	0.21	0.43	0.22	0.27	—	0.49	—	10.88	3.85	3.97	0.51	0.51	1.96	1,594	70
05-31-17	10.46	0.21	•	0.47	0.68	0.15	0.05	—	0.20	—	10.94	6.55	4.76	0.54	0.54	1.99	903	74
12-21-15(4)–05-31-16	10.20	0.06	•	0.24	0.30	0.02	0.02	—	0.04	—	10.46	2.92	9.04	0.47	0.47	1.30	598	44
Class I
11-30-20+	10.92	0.10	•	0.90	1.00	0.12	—	—	0.12	—	11.80	9.19	0.42	0.42	0.42	1.84	1,235	39
05-31-20	10.90	0.28		0.35	0.63	0.29	0.32	—	0.61	—	10.92	5.71	0.44	0.44	0.44	2.60	93	85
05-31-19	10.91	0.27	•	0.08	0.35	0.22	0.14	—	0.36	—	10.90	3.44	0.44	0.44	0.44	2.47	80	156
05-31-18	10.96	0.25		0.21	0.46	0.24	0.27	—	0.51	—	10.91	4.13	3.76	0.27	0.27	2.23	65	70
05-31-17	10.47	0.23		0.48	0.71	0.17	0.05	—	0.22	—	10.96	6.84	4.67	0.28	0.28	2.20	63	74
05-31-16	10.48	0.19		(0.17)	0.02	0.01	0.02	—	0.03	—	10.47	0.21	49.40	0.17	0.17	1.81	59	44
Class R
11-30-20+	10.86	0.07	•	0.90	0.97	0.09	—	—	0.09	—	11.74	8.97	0.95	0.95	0.95	1.31	56	39
05-31-20	10.84	0.23		0.35	0.58	0.24	0.32	—	0.56	—	10.86	5.25	0.97	0.97	0.97	2.07	3	85
06-01-18(4)–05-31-19	10.90	0.21	•	0.06	0.27	0.19	0.14	—	0.33	—	10.84	2.68	0.98	0.98	0.98	1.92	3	156
Class R6
11-30-20+	10.92	0.11	•	0.89	1.00	0.12	—	—	0.12	—	11.80	9.20	0.40	0.40	0.40	1.91	22,997	39
05-31-20	10.90	0.29	•	0.34	0.63	0.29	0.32	—	0.61	—	10.92	5.73	0.43	0.43	0.43	2.63	7,139	85
05-31-19	10.90	0.24	•	0.13	0.37	0.23	0.14	—	0.37	—	10.90	3.55	0.43	0.43	0.43	2.25	9,005	156
05-31-18	10.96	0.25	•	0.20	0.45	0.24	0.27	—	0.51	—	10.90	4.08	3.69	0.22	0.22	2.30	4,084	70
05-31-17	10.47	0.25	•	0.46	0.71	0.17	0.05	—	0.22	—	10.96	6.85	4.28	0.24	0.24	2.34	1,664	74
12-21-15(4)–05-31-16	10.20	0.07	•	0.24	0.31	0.02	0.02	—	0.04	—	10.47	3.03	8.78	0.20	0.20	1.58	515	44
Voya Target Retirement 2025 Fund
Class A
11-30-20+	11.94	0.07	•	1.59	1.66	—	—	—	—	—	13.60	13.90	0.69	0.69	0.69	1.04	10,603	32
05-31-20	11.76	0.25	•	0.45	0.70	0.23	0.29	—	0.52	—	11.94	5.78	0.70	0.70	0.70	2.11	8,584	93
05-31-19	12.02	0.21	•	(0.08)	0.13	0.19	0.20	—	0.39	—	11.76	1.30	0.71	0.71	0.71	1.81	4,067	96
05-31-18	11.76	0.22	•	0.62	0.84	0.25	0.33	—	0.58	—	12.02	7.17	2.78	0.44	0.44	1.82	2,753	80
05-31-17	10.79	0.21	•	0.94	1.15	0.14	0.04	—	0.18	—	11.76	10.85	3.95	0.42	0.42	1.83	825	76
12-21-15(4)–05-31-16	10.53	0.04	•	0.26	0.30	0.02	0.02	—	0.04	—	10.79	2.86	9.11	0.36	0.36	0.90	518	54
Class I
11-30-20+	12.00	0.08	•	1.61	1.69	—	—	—	—	—	13.69	14.08	0.46	0.46	0.46	1.28	51	32
05-31-20	11.81	0.30	•	0.42	0.72	0.24	0.29	—	0.53	—	12.00	5.93	0.47	0.47	0.47	2.41	40	93
05-31-19	12.06	0.22		(0.05)	0.17	0.22	0.20	—	0.42	—	11.81	1.60	0.47	0.47	0.47	1.97	106	96
05-31-18	11.79	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.06	7.38	2.52	0.19	0.19	2.12	91	80
05-31-17	10.81	0.23		0.96	1.19	0.17	0.04	—	0.21	—	11.79	11.15	3.71	0.17	0.17	2.07	69	76
05-31-16	11.04	0.16		(0.36)	(0.20)	0.01	0.02	—	0.03	—	10.81	(1.75)	47.30	0.16	0.16	1.56	62	54
Class R
11-30-20+	11.90	0.05	•	1.59	1.64	—	—	—	—	—	13.54	13.78	0.94	0.94	0.94	0.80	656	32
05-31-20	11.72	0.22	•	0.45	0.67	0.20	0.29	—	0.49	—	11.90	5.53	0.95	0.95	0.95	1.79	570	93
06-01-18(4)–05-31-19	12.08	0.19	•	(0.14)	0.05	0.21	0.20	—	0.41	—	11.72	0.59	0.96	0.96	0.96	1.64	351	96

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2025 Fund (continued)
Class R6
11-30-20+	12.00	0.09	•	1.60	1.69	—	—	—	—	—	13.69	14.08	0.40	0.40	0.40	1.34	28,327	32
05-31-20	11.80	0.27		0.47	0.74	0.25	0.29	—	0.54	—	12.00	6.09	0.41	0.41	0.41	2.27	23,838	93
05-31-19	12.05	0.23	•	(0.06)	0.17	0.22	0.20	—	0.42	—	11.80	1.64	0.41	0.41	0.41	1.98	19,178	96
05-31-18	11.78	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.05	7.43	2.44	0.14	0.14	2.15	7,764	80
05-31-17	10.80	0.26	•	0.93	1.19	0.17	0.04	—	0.21	—	11.78	11.23	3.63	0.12	0.12	2.28	2,885	76
12-21-15(4)–05-31-16	10.53	0.05	•	0.26	0.31	0.02	0.02	—	0.04	—	10.80	2.96	8.84	0.08	0.08	1.18	515	54
Voya Target Retirement 2030 Fund
Class A
11-30-20+	11.91	0.05	•	1.89	1.94	—	—	—	—	—	13.85	16.29	0.69	0.69	0.69	0.75	9,859	30
05-31-20	11.71	0.23	•	0.46	0.69	0.19	0.30	—	0.50	—	11.91	5.74	0.70	0.70	0.70	1.93	7,929	93
05-31-19	12.27	0.20		(0.18)	0.02	0.21	0.37	—	0.58	—	11.71	0.53	0.72	0.72	0.72	1.71	4,445	103
05-31-18	11.88	0.19	•	0.81	1.00	0.27	0.34	—	0.61	—	12.27	8.40	2.89	0.43	0.43	1.57	2,795	80
05-31-17	10.81	0.19	•	1.12	1.31	0.15	0.09	—	0.24	—	11.88	12.31	3.72	0.45	0.45	1.65	814	68
12-21-15(4)–05-31-16	10.57	0.04	•	0.24	0.28	0.02	0.02	—	0.04	—	10.81	2.71	9.11	0.39	0.39	0.86	519	55
Class I
11-30-20+	11.98	0.06	•	1.91	1.97	—	—	—	—	—	13.95	16.44	0.45	0.45	0.45	0.95	266	30
05-31-20	11.76	0.26	•	0.47	0.73	0.21	0.30	—	0.52	—	11.98	6.03	0.44	0.44	0.44	2.13	148	93
05-31-19	12.32	0.23	•	(0.19)	0.04	0.23	0.37	—	0.60	—	11.76	0.76	0.47	0.47	0.47	1.88	177	103
05-31-18	11.91	0.25		0.79	1.04	0.29	0.34	—	0.63	—	12.32	8.72	2.58	0.18	0.18	1.98	78	80
05-31-17	10.83	0.21		1.13	1.34	0.17	0.09	—	0.26	—	11.91	12.58	3.47	0.20	0.20	1.86	72	68
05-31-16	11.14	0.17		(0.44)	(0.27)	0.02	0.02	—	0.04	—	10.83	(2.41)	46.50	0.18	0.18	1.61	64	55
Class R
11-30-20+	11.87	0.03	•	1.89	1.92	—	—	—	—	—	13.79	16.18	0.94	0.94	0.94	0.50	74	30
05-31-20	11.68	0.18	•	0.48	0.66	0.17	0.30	—	0.47	—	11.87	5.47	0.95	0.95	0.95	1.46	53	93
06-01-18(4)–05-31-19	12.35	0.19	•	(0.28)	(0.09)	0.21	0.37	—	0.58	—	11.68	(0.36)	0.97	0.97	0.97	1.56	16	103
Class R6
11-30-20+	11.97	0.07	•	1.90	1.97	—	—	—	—	—	13.94	16.46	0.40	0.40	0.40	1.04	29,227	30
05-31-20	11.75	0.23		0.51	0.74	0.22	0.30	—	0.52	—	11.97	6.08	0.41	0.41	0.41	2.04	21,771	93
05-31-19	12.31	0.21		(0.16)	0.05	0.24	0.37	—	0.61	—	11.75	0.79	0.42	0.42	0.42	1.74	15,534	103
05-31-18	11.90	0.25	•	0.79	1.04	0.29	0.34	—	0.63	—	12.31	8.78	2.53	0.13	0.13	1.99	5,852	80
05-31-17	10.82	0.23	•	1.12	1.35	0.18	0.09	—	0.27	—	11.90	12.65	3.40	0.15	0.15	2.07	3,552	68
12-21-15(4)–05-31-16	10.57	0.05	•	0.24	0.29	0.02	0.02	—	0.04	—	10.82	2.81	8.84	0.11	0.11	1.14	514	55
Voya Target Retirement 2035 Fund
Class A
11-30-20+	11.84	0.02	•	2.14	2.16	—	—	—	—	—	14.00	18.24	0.71	0.71	0.71	0.36	8,664	28
05-31-20	11.66	0.20	•	0.49	0.69	0.19	0.32	—	0.52	—	11.84	5.69	0.72	0.72	0.72	1.67	6,316	95
05-31-19	12.36	0.17		(0.24)	(0.07)	0.21	0.42	—	0.63	—	11.66	(0.21)	0.72	0.72	0.72	1.47	2,541	124
05-31-18	11.98	0.18	•	0.96	1.14	0.25	0.51	—	0.76	—	12.36	9.51	3.30	0.43	0.43	1.44	1,997	99
05-31-17	10.69	0.17		1.29	1.46	0.15	0.02	—	0.17	—	11.98	13.77	4.08	0.42	0.42	1.61	694	66
12-21-15(4)–05-31-16	10.47	0.03	•	0.23	0.26	0.02	0.02	—	0.04	—	10.69	2.54	9.13	0.36	0.36	0.73	524	43
Class I
11-30-20+	11.91	0.04	•	2.16	2.20	—	—	—	—	—	14.11	18.47	0.41	0.41	0.41	0.66	841	28
05-31-20	11.71	0.24		0.49	0.73	0.21	0.32	—	0.54	—	11.91	6.01	0.42	0.42	0.42	1.96	642	95
05-31-19	12.40	0.22		(0.25)	(0.03)	0.24	0.42	—	0.66	—	11.71	0.14	0.43	0.43	0.43	1.75	680	124
05-31-18	12.01	0.23		0.94	1.17	0.27	0.51	—	0.78	—	12.40	9.75	3.03	0.18	0.18	1.93	662	99
05-31-17	10.71	0.24	•	1.25	1.49	0.17	0.02	—	0.19	—	12.01	14.08	3.82	0.16	0.16	2.10	458	66
05-31-16	11.14	0.16		(0.56)	(0.40)	0.01	0.02	—	0.03	—	10.71	(3.50)	46.77	0.17	0.17	1.53	64	43

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2035 Fund (continued)
Class R
11-30-20+	11.81	0.01		2.13	2.14	—	—	—	—	—	13.95	18.12	0.96	0.96	0.96	0.12	7	28
05-31-20	11.64	0.08		0.58	0.66	0.17	0.32	—	0.50	—	11.81	5.46	0.97	0.97	0.97	0.63	6	95
06-01-18(4)–05-31-19	12.45	0.15	•	(0.34)	(0.19)	0.20	0.42	—	0.62	—	11.64	(1.15)	0.97	0.97	0.97	1.24	3	124
Class R6
11-30-20+	11.89	0.04	•	2.16	2.20	—	—	—	—	—	14.09	18.50	0.40	0.40	0.40	0.68	32,308	28
05-31-20	11.69	0.22		0.52	0.74	0.22	0.32	—	0.54	—	11.89	6.03	0.41	0.41	0.41	1.92	24,983	95
05-31-19	12.39	0.19	•	(0.23)	(0.04)	0.24	0.42	—	0.66	—	11.69	0.08	0.42	0.42	0.42	1.60	17,084	124
05-31-18	12.00	0.23	•	0.95	1.18	0.28	0.51	—	0.79	—	12.39	9.79	2.99	0.13	0.13	1.84	4,368	99
05-31-17	10.70	0.26	•	1.23	1.49	0.17	0.02	—	0.19	—	12.00	14.12	3.78	0.12	0.12	2.28	2,354	66
12-21-15(4)–05-31-16	10.47	0.05	•	0.22	0.27	0.02	0.02	—	0.04	—	10.70	2.64	8.86	0.08	0.08	1.01	513	43
Voya Target Retirement 2040 Fund
Class A
11-30-20+	12.06	0.01	•	2.41	2.42	—	—	—	—	—	14.48	20.07	0.73	0.73	0.73	0.14	7,303	32
05-31-20	11.85	0.22	•	0.52	0.74	0.18	0.35	—	0.52	—	12.06	5.87	0.74	0.74	0.74	1.77	4,759	101
05-31-19	12.62	0.17		(0.33)	(0.16)	0.20	0.41	—	0.61	—	11.85	(0.84)	0.73	0.73	0.73	1.36	2,473	130
05-31-18	12.12	0.19	•	1.03	1.22	0.24	0.48	—	0.72	—	12.62	10.07	4.65	0.41	0.41	1.48	2,032	104
05-31-17	10.76	0.16		1.40	1.56	0.17	0.03	—	0.20	—	12.12	14.67	6.12	0.41	0.41	1.44	842	43
12-21-15(4)–05-31-16	10.54	0.03	•	0.24	0.27	0.02	0.03	—	0.05	—	10.76	2.56	9.11	0.36	0.36	0.62	521	46
Class I
11-30-20+	12.12	0.03	•	2.42	2.45	—	—	—	—	—	14.57	20.21	0.44	0.44	0.44	0.42	41	32
05-31-20	11.90	0.27	•	0.49	0.76	0.19	0.35	—	0.54	—	12.12	6.07	0.45	0.45	0.45	2.13	32	101
05-31-19	12.67	0.21		(0.34)	(0.13)	0.23	0.41	—	0.64	—	11.90	(0.59)	0.45	0.45	0.45	1.66	104	130
05-31-18	12.15	0.23		1.03	1.26	0.26	0.48	—	0.74	—	12.67	10.39	4.42	0.16	0.16	1.77	91	104
05-31-17	10.79	0.20		1.38	1.58	0.19	0.03	—	0.22	—	12.15	14.83	5.92	0.17	0.17	1.71	75	43
05-31-16	11.25	0.15		(0.57)	(0.42)	0.01	0.03	—	0.04	—	10.79	(3.70)	45.97	0.17	0.17	1.38	65	46
Class R
11-30-20+	12.06	(0.02)		2.42	2.40	—	—	—	—	—	14.46	19.90	0.98	0.98	0.98	(0.12)	7	32
05-31-20	11.84	0.16		0.54	0.70	0.13	0.35	—	0.48	—	12.06	5.59	0.99	0.99	0.99	1.29	3	101
06-01-18(4)–05-31-19	12.73	0.13		(0.41)	(0.28)	0.20	0.41	—	0.61	—	11.84	(1.84)	0.98	0.98	0.98	1.16	3	130
Class R6
11-30-20+	12.12	0.03	•	2.42	2.45	—	—	—	—	—	14.57	20.21	0.40	0.40	0.40	0.50	21,810	32
05-31-20	11.89	0.21		0.57	0.78	0.20	0.35	—	0.55	—	12.12	6.20	0.41	0.41	0.41	1.86	17,929	101
05-31-19	12.66	0.17	•	(0.29)	(0.12)	0.24	0.41	—	0.65	—	11.89	(0.55)	0.42	0.42	0.42	1.42	11,916	130
05-31-18	12.14	0.23	•	1.04	1.27	0.27	0.48	—	0.75	—	12.66	10.44	4.34	0.11	0.11	1.81	2,661	104
05-31-17	10.78	0.19		1.40	1.59	0.20	0.03	—	0.23	—	12.14	14.91	5.84	0.12	0.12	1.69	973	43
12-21-15(4)–05-31-16	10.54	0.04	•	0.25	0.29	0.02	0.03	—	0.05	—	10.78	2.76	8.84	0.08	0.08	0.90	514	46
Voya Target Retirement 2045 Fund
Class A
11-30-20+	12.13	(0.01)		2.57	2.56	—	—	—	—	—	14.69	21.10	0.75	0.75	0.75	(0.05)	4,915	28
05-31-20	12.01	0.20	•	0.52	0.72	0.18	0.42	—	0.60	—	12.13	5.61	0.76	0.76	0.76	1.59	3,535	101
05-31-19	12.82	0.16		(0.39)	(0.23)	0.18	0.40	—	0.58	—	12.01	(1.38)	0.76	0.76	0.76	1.30	1,922	135
05-31-18	12.24	0.16	•	1.12	1.28	0.22	0.48	—	0.70	—	12.82	10.47	4.25	0.42	0.42	1.28	1,571	82
05-31-17	10.86	0.15		1.43	1.58	0.15	0.05	—	0.20	—	12.24	14.72	5.22	0.42	0.42	1.28	774	48
12-21-15(4)–05-31-16	10.64	0.02	•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.58	9.09	0.38	0.38	0.42	569	35

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2045 Fund (continued)
Class I
11-30-20+	12.19	(0.01)		2.61	2.60	—	—	—	—	—	14.79	21.33	0.48	0.48	0.48	(0.01)	175	28
05-31-20	12.06	0.27	•	0.48	0.75	0.20	0.42	—	0.63	—	12.19	5.88	0.44	0.44	0.44	2.11	27	101
05-31-19	12.86	0.21		(0.40)	(0.19)	0.21	0.40	—	0.61	—	12.06	(1.02)	0.42	0.42	0.42	1.62	87	135
05-31-18	12.28	0.21	•	1.10	1.31	0.25	0.48	—	0.73	—	12.86	10.67	3.99	0.17	0.17	1.62	84	82
05-31-17	10.88	0.18		1.44	1.62	0.17	0.05	—	0.22	—	12.28	15.12	5.00	0.17	0.17	1.57	76	48
05-31-16	11.36	0.13		(0.56)	(0.43)	0.02	0.03	—	0.05	—	10.88	(3.80)	45.68	0.17	0.17	1.22	66	35
Class R
11-30-20+	12.12	(0.02	)•	2.56	2.54	—	—	—	—	—	14.66	20.96	1.00	1.00	1.00	(0.28)	5	28
05-31-20	11.99	0.14		0.54	0.68	0.13	0.42	—	0.55	—	12.12	5.34	1.01	1.01	1.01	1.08	4	101
06-01-18(4)–05-31-19	12.93	0.13		(0.49)	(0.36)	0.18	0.40	—	0.58	—	11.99	(2.42)	1.01	1.01	1.01	1.07	3	135
Class R6
11-30-20+	12.19	0.02	•	2.59	2.61	—	—	—	—	—	14.80	21.41	0.40	0.40	0.40	0.31	25,909	28
05-31-20	12.05	0.22		0.55	0.77	0.21	0.42	—	0.63	—	12.19	5.98	0.41	0.41	0.41	1.74	20,314	101
05-31-19	12.86	0.16	•	(0.35)	(0.19)	0.22	0.40	—	0.62	—	12.05	(1.06)	0.42	0.42	0.42	1.27	15,349	135
05-31-18	12.27	0.21	•	1.12	1.33	0.26	0.48	—	0.74	—	12.86	10.82	3.92	0.12	0.12	1.66	3,066	82
05-31-17	10.88	0.19	•	1.43	1.62	0.18	0.05	—	0.23	—	12.27	15.09	4.92	0.12	0.12	1.67	1,559	48
12-21-15(4)–05-31-16	10.64	0.03	•	0.26	0.29	0.02	0.03	—	0.05	—	10.88	2.77	8.81	0.09	0.09	0.72	514	35
Voya Target Retirement 2050 Fund
Class A
11-30-20+	11.83	(0.01)		2.54	2.53	—	—	—	—	—	14.36	21.39	0.76	0.76	0.76	(0.17)	6,307	27
05-31-20	11.74	0.18	•	0.51	0.69	0.17	0.43	—	0.60	—	11.83	5.44	0.77	0.78	0.78	1.52	4,589	98
05-31-19	12.77	0.14		(0.41)	(0.27)	0.20	0.56	—	0.76	—	11.74	(1.55)	0.77	0.76	0.76	1.15	2,278	135
05-31-18	12.25	0.14	•	1.16	1.30	0.23	0.55	—	0.78	—	12.77	10.60	5.43	0.42	0.42	1.08	1,749	86
05-31-17	10.85	0.15		1.44	1.59	0.16	0.03	—	0.19	—	12.25	14.83	6.20	0.41	0.41	1.30	679	45
12-21-15(4)–05-31-16	10.63	0.02	•	0.25	0.27	0.02	0.03	—	0.05	—	10.85	2.58	9.06	0.37	0.37	0.43	549	34
Class I
11-30-20+	11.90	0.00	*	2.55	2.55	—	—	—	—	—	14.45	21.43	0.43	0.43	0.43	0.05	385	27
05-31-20	11.78	0.21		0.53	0.74	0.19	0.43	—	0.62	—	11.90	5.86	0.45	0.46	0.46	1.69	149	98
05-31-19	12.81	0.19		(0.43)	(0.24)	0.23	0.56	—	0.79	—	11.78	(1.30)	0.46	0.45	0.45	1.43	129	135
05-31-18	12.27	0.21		1.13	1.34	0.25	0.55	—	0.80	—	12.81	10.97	5.13	0.17	0.17	1.58	106	86
05-31-17	10.87	0.18		1.43	1.61	0.18	0.03	—	0.21	—	12.27	15.06	5.90	0.16	0.16	1.57	76	45
05-31-16	11.35	0.13		(0.57)	(0.44)	0.01	0.03	—	0.04	—	10.87	(3.81)	45.65	0.17	0.17	1.22	66	34
Class R
11-30-20+	11.79	(0.02	)•	2.51	2.49	—	—	—	—	—	14.28	21.12	1.01	1.01	1.01	(0.38)	129	27
05-31-20	11.72	0.16	•	0.51	0.67	0.17	0.43	—	0.60	—	11.79	5.29	1.02	1.03	1.03	1.32	153	98
06-01-18(4)–05-31-19	12.89	0.12		(0.54)	(0.42)	0.19	0.56	—	0.75	—	11.72	(2.71)	1.02	1.01	1.01	0.90	3	135
Class R6
11-30-20+	11.89	0.01	•	2.55	2.56	—	—	—	—	—	14.45	21.53	0.40	0.40	0.40	0.20	16,626	27
05-31-20	11.77	0.21		0.54	0.75	0.20	0.43	—	0.62	—	11.89	5.90	0.42	0.43	0.43	1.68	11,838	98
05-31-19	12.81	0.14	•	(0.38)	(0.24)	0.24	0.56	—	0.80	—	11.77	(1.34)	0.43	0.42	0.42	1.14	7,951	135
05-31-18	12.27	0.19	•	1.16	1.35	0.26	0.55	—	0.81	—	12.81	11.02	5.07	0.12	0.12	1.51	1,926	86
05-31-17	10.87	0.18		1.44	1.62	0.19	0.03	—	0.22	—	12.27	15.11	5.85	0.11	0.11	1.61	891	45
12-21-15(4)–05-31-16	10.63	0.03	•	0.26	0.29	0.02	0.03	—	0.05	—	10.87	2.77	8.79	0.09	0.09	0.72	514	34

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2055 Fund
Class A
11-30-20+	11.79	(0.01)		2.55	2.54	—	—	—	—	—	14.33	21.54	0.74	0.74	0.74	(0.20)	3,941	24
05-31-20	11.85	0.16		0.57	0.73	0.18	0.61	—	0.78	—	11.79	5.55	0.76	0.76	0.76	1.40	2,779	112
05-31-19	12.87	0.13	•	(0.41)	(0.28)	0.19	0.55	—	0.74	—	11.85	(1.68)	0.80	0.78	0.78	1.07	1,659	121
05-31-18	12.30	0.16	•	1.14	1.30	0.22	0.51	—	0.73	—	12.87	10.61	5.53	0.42	0.42	1.27	1,270	71
05-31-17	10.86	0.15		1.47	1.62	0.16	0.02	—	0.18	—	12.30	14.99	6.13	0.42	0.42	1.28	656	44
12-21-15(4)–05-31-16	10.64	0.02	•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.57	9.07	0.38	0.38	0.38	533	37
Class I
11-30-20+	11.85	0.00	*	2.57	2.57	—	—	—	—	—	14.42	21.69	0.41	0.41	0.41	0.01	283	24
05-31-20	11.89	0.21		0.57	0.78	0.21	0.61	—	0.81	—	11.85	5.96	0.42	0.43	0.43	1.69	88	112
05-31-19	12.91	0.19		(0.43)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.38)	0.44	0.42	0.42	1.47	83	121
05-31-18	12.33	0.21		1.13	1.34	0.25	0.51	—	0.76	—	12.91	10.88	5.22	0.17	0.17	1.57	84	71
05-31-17	10.88	0.18		1.47	1.65	0.18	0.02	—	0.20	—	12.33	15.32	5.85	0.17	0.17	1.52	76	44
05-31-16	11.36	0.12		(0.56)	(0.44)	0.01	0.03	—	0.04	—	10.88	(3.81)	45.61	0.18	0.18	1.14	66	37
Class R
11-30-20+	11.76	(0.03	)•	2.54	2.51	—	—	—	—	—	14.27	21.34	0.99	0.99	0.99	(0.46)	19	24
05-31-20	11.83	0.12	•	0.58	0.70	0.16	0.61	—	0.76	—	11.76	5.32	1.01	1.01	1.01	0.98	10	112
06-01-18(4)–05-31-19	12.99	0.12		(0.54)	(0.42)	0.19	0.55	—	0.74	—	11.83	(2.82)	1.05	1.03	1.03	0.86	3	121
Class R6
11-30-20+	11.84	0.01		2.57	2.58	—	—	—	—	—	14.42	21.79	0.40	0.40	0.40	0.15	15,219	24
05-31-20	11.89	0.20	•	0.57	0.77	0.21	0.61	—	0.81	—	11.84	5.88	0.42	0.43	0.43	1.62	11,057	112
05-31-19	12.91	0.13	•	(0.37)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.35)	0.44	0.42	0.42	1.10	7,646	121
05-31-18	12.32	0.21	•	1.15	1.36	0.26	0.51	—	0.77	—	12.91	11.02	5.18	0.12	0.12	1.59	1,859	71
05-31-17	10.87	0.16	•	1.50	1.66	0.19	0.02	—	0.21	—	12.32	15.38	5.80	0.12	0.12	1.40	1,059	44
12-21-15(4)–05-31-16	10.64	0.03	•	0.25	0.28	0.02	0.03	—	0.05	—	10.87	2.67	8.80	0.10	0.10	0.65	513	37
Voya Target Retirement 2060 Fund
Class A
11-30-20+	10.90	(0.01)		2.38	2.37	—	—	—	—	—	13.27	21.74	0.71	0.71	0.71	(0.17)	3,642	26
05-31-20	10.89	0.15		0.51	0.66	0.15	0.50	—	0.65	—	10.90	5.61	0.78	0.80	0.80	1.38	2,803	109
05-31-19	12.14	0.13	•	(0.42)	(0.29)	0.19	0.77	—	0.96	—	10.89	(1.76)	0.78	0.73	0.73	1.10	1,274	114
05-31-18	11.62	0.15	•	1.09	1.24	0.22	0.50	—	0.72	—	12.14	10.65	7.38	0.42	0.42	1.27	1,016	69
05-31-17	10.24	0.14		1.39	1.53	0.14	0.01	—	0.15	—	11.62	15.02	7.83	0.41	0.41	1.30	622	36
12-21-15(4)–05-31-16	10.00	0.02	•	0.23	0.25	0.01	—	—	0.01	—	10.24	2.52	12.92	0.41	0.41	0.35	515	17
Class I
11-30-20+	10.93	0.01		2.39	2.40	—	—	—	—	—	13.33	21.96	0.40	0.40	0.40	0.12	183	26
05-31-20	10.91	0.19		0.51	0.70	0.18	0.50	—	0.68	—	10.93	5.90	0.44	0.46	0.46	1.67	122	109
05-31-19	12.15	0.18		(0.43)	(0.25)	0.22	0.77	—	0.99	—	10.91	(1.39)	0.47	0.42	0.42	1.46	125	114
05-31-18	11.64	0.22	•	1.04	1.26	0.25	0.50	—	0.75	—	12.15	10.80	7.16	0.17	0.17	1.82	120	69
05-31-17	10.25	0.17		1.39	1.56	0.16	0.01	—	0.17	—	11.64	15.35	7.67	0.17	0.17	1.55	59	36
12-21-15(4)–05-31-16	10.00	0.02	•	0.24	0.26	0.01	—	—	0.01	—	10.25	2.63	12.77	0.19	0.19	0.57	51	17
Class R
11-30-20+	10.89	(0.02	)•	2.37	2.35	—	—	—	—	—	13.24	21.58	0.96	0.96	0.96	(0.36)	6	26
05-31-20	10.88	0.12		0.52	0.64	0.13	0.50	—	0.63	—	10.89	5.37	1.03	1.05	1.05	1.05	6	109
06-01-18(4)–05-31-19	12.25	0.09	•	(0.51)	(0.42)	0.18	0.77	—	0.95	—	10.88	(2.77)	1.03	0.98	0.98	0.75	6	114

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2060 Fund (continued)
Class R6
11-30-20+	10.94	0.01		2.39	2.40	—	—	—	—	—	13.34	21.94	0.40	0.40	0.40	0.14	8,023	26
05-31-20	10.92	0.18		0.52	0.70	0.18	0.50	—	0.68	—	10.94	5.89	0.44	0.46	0.46	1.57	5,619	109
05-31-19	12.16	0.13	•	(0.38)	(0.25)	0.22	0.77	—	0.99	—	10.92	(1.36)	0.47	0.42	0.42	1.10	3,217	114
05-31-18	11.64	0.19	•	1.08	1.27	0.25	0.50	—	0.75	—	12.16	10.91	7.09	0.12	0.12	1.51	861	69
05-31-17	10.25	0.15		1.42	1.57	0.17	0.01	—	0.18	—	11.64	15.40	7.56	0.12	0.12	1.47	748	36
12-21-15(4)–05-31-16	10.00	0.03	•	0.23	0.26	0.01	—	—	0.01	—	10.25	2.63	12.66	0.14	0.14	0.62	513	17
Voya Target Retirement 2065 Fund
Class A
07-29-20(4)–11-30-20+	10.00	(0.01	)•	1.21	1.20	—	—	—	—	—	11.20	12.00	0.65	0.65	0.65	(0.22)	1,125	14
Class I
07-29-20(4)–11-30-20+	10.00	0.00	*	1.21	1.21	—	—	—	—	—	11.21	12.10	0.40	0.40	0.40	0.03	56	14
Class R
07-29-20(4)–11-30-20+	10.00	(0.02	)•	1.21	1.19	—	—	—	—	—	11.19	11.90	0.90	0.90	0.90	(0.48)	6	14
Class R6
07-29-20(4)–11-30-20+	10.00	0.00	*	1.21	1.21	—	—	—	—	—	11.21	12.10	0.40	0.40	0.40	0.03	3,311	14

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”),Voya Target Retirement 2060 Fund (“Retirement 2060”), and Voya Target Retirement 2065 Fund (“Retirement 2065”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the

“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as distributions of realized gains from Underlying Funds.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.

D.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2020, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$8,927,633	$9,384,709
Retirement 2025	13,975,538	11,990,163
Retirement 2030	15,236,390	10,607,318
Retirement 2035	14,095,883	10,416,377
Retirement 2040	9,784,606	7,992,351
Retirement 2045	9,472,862	7,625,055
Retirement 2050	8,136,279	5,439,471
Retirement 2055	6,212,365	3,977,473
Retirement 2060	3,904,287	2,650,680
Retirement 2065	4,593,837	581,649

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.40% of each Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the

Distributor. Under the Plans, each class of shares of the Funds, with the exception of Class I and Class R6, pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Fund	Class A	Class R
In-Retirement	0.25%	0.50%
Retirement 2025	0.25%	0.50%
Retirement 2030	0.25%	0.50%
Retirement 2035	0.25%	0.50%
Retirement 2040	0.25%	0.50%
Retirement 2045	0.25%	0.50%
Retirement 2050	0.25%	0.50%
Retirement 2055	0.25%	0.50%
Retirement 2060	0.25%	0.50%
Retirement 2065	0.25%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For period ended November 30, 2020, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$403
Retirement 2025	3,551
Retirement 2030	932
Retirement 2035	1,340
Retirement 2040	576
Retirement 2045	482
Retirement 2050	1,321
Retirement 2055	779
Retirement 2060	114
Retirement 2065	26
Contingent Deferred Sales Charges:
In-Retirement	$3
Retirement 2025	8
Retirement 2030	382
Retirement 2040	319
Retirement 2045	287
Retirement 2050	28
Retirement 2055	369
Retirement 2060	190

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	In-Retirement	16.18%
	Retirement 2030	12.00
	Retirement 2035	5.73
	Retirement 2040	8.80
	Retirement 2045	8.53
	Retirement 2050	5.57
	Retirement 2055	6.22
	Retirement 2060	7.53

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Fund	Percentage
Voya Investment Management Co. LLC	Retirement 2050	7.57%
	Retirement 2055	9.11
	Retirement 2060	14.77
	Retirement 2065	99.69

Voya Retirement Insurance and Annuity Company	In-Retirement	53.33
	Retirement 2025	62.38
	Retirement 2030	57.09
	Retirement 2035	68.13
	Retirement 2040	60.37
	Retirement 2045	71.51
	Retirement 2050	58.85
	Retirement 2055	63.56
	Retirement 2060	50.73

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2020, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment- related costs, leverage expenses and extraordinary expenses to the levels listed below:

Fund(1)	Class A	Class I	Class R	Class R6
In-Retirement	0.89%	0.64%	1.14%	0.49%
Retirement 2025	0.89%	0.64%	1.14%	0.49%
Retirement 2030	0.89%	0.64%	1.14%	0.49%
Retirement 2035	0.89%	0.64%	1.14%	0.49%
Retirement 2040	0.89%	0.64%	1.14%	0.49%
Retirement 2045	0.89%	0.64%	1.14%	0.49%
Retirement 2050	0.89%	0.64%	1.14%	0.49%
Retirement 2055	0.89%	0.64%	1.14%	0.49%
Retirement 2060	0.89%	0.64%	1.14%	0.49%
Retirement 2065	0.89%	0.64%	1.14%	0.49%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of November 30, 2020, the Funds did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through October 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 15, 2020, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the period ended November 30, 2020.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement
Class A
11/30/2020	75,541	419,956	2,856	(166,371)	331,982	858,160	4,772,450	32,475	(1,895,264)	3,767,821
5/31/2020	183,508	—	12,507	(39,278)	156,737	1,985,620	—	137,450	(425,172)	1,697,898
Class I
11/30/2020	3,768	98,870	91	(6,624)	96,105	42,866	1,127,432	1,036	(75,315)	1,096,019
5/31/2020	833	—	431	(61)	1,203	9,265	—	4,750	(648)	13,367
Class R
11/30/2020	76	5,005	2	(602)	4,481	869	56,855	27	(6,825)	50,926
5/31/2020	—	—	14	—	14	—	—	158	—	158
Class R6
11/30/2020	230,480	1,249,531	8,211	(193,613)	1,294,609	2,612,325	14,246,686	93,687	(2,214,381)	14,738,317
5/31/2020	70,191	—	37,385	(280,289)	(172,713)	770,992	—	412,361	(3,114,739)	(1,931,386)
Retirement 2025
Class A
11/30/2020	115,100	—	3	(54,612)	60,491	1,458,383	—	45	(696,944)	761,484
5/31/2020	583,925	—	26,567	(237,372)	373,120	7,102,176	—	331,031	(2,873,558)	4,559,649
Class I
11/30/2020	364	—	—	(17)	347	4,675	—	—	(222)	4,453
5/31/2020	956	—	401	(6,976)	(5,619)	11,691	—	5,023	(88,641)	(71,927)
Class R
11/30/2020	596	—	—	—	596	7,581	—	—	—	7,581
5/31/2020	16,255	—	1,684	(1)	17,938	200,185	—	20,934	(12)	221,107
Class R6
11/30/2020	328,001	—	—	(245,845)	82,156	4,178,748	—	—	(3,169,347)	1,009,401
5/31/2020	619,249	—	71,988	(329,768)	361,469	7,556,097	—	899,842	(4,042,580)	4,413,359
Retirement 2030
Class A
11/30/2020	100,981	—	—	(54,925)	46,056	1,303,392	—	—	(708,384)	595,008
5/31/2020	388,804	—	24,452	(127,051)	286,205	4,772,848	—	307,849	(1,562,918)	3,517,779
Class I
11/30/2020	6,715	—	—	(26)	6,689	87,759	—	—	(331)	87,428
5/31/2020	4,567	—	704	(7,994)	(2,723)	56,319	—	8,902	(102,547)	(37,326)
Class R
11/30/2020	925	—	—	(1)	924	11,863	—	—	(14)	11,849
5/31/2020	3,185	—	93	(266)	3,012	35,303	—	1,161	(3,402)	33,062
Class R6
11/30/2020	446,574	—	—	(168,917)	277,657	5,729,954	—	—	(2,237,320)	3,492,634
5/31/2020	768,600	—	67,467	(338,496)	497,571	9,563,925	—	852,103	(4,184,487)	6,231,541
Retirement 2035
Class A
11/30/2020	110,480	—	—	(25,084)	85,396	1,423,596	—	—	(325,087)	1,098,509
5/31/2020	400,668	—	15,713	(100,892)	315,489	4,812,339	—	198,771	(1,263,327)	3,747,783
Class I
11/30/2020	5,718	—	—	(12)	5,706	75,427	—	—	(158)	75,269
5/31/2020	529	—	2,471	(7,147)	(4,147)	6,521	—	31,410	(92,620)	(54,689)
Class R
11/30/2020	—	—	—	—	—	—	—	—	—	—
5/31/2020	507	—	16	(265)	258	6,550	—	205	(3,408)	3,347

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2035 (continued)
Class R6
11/30/2020	313,338	—	—	(120,327)	193,011	4,047,043	—	—	(1,575,866)	2,471,177
5/31/2020	850,834	—	76,846	(288,163)	639,517	10,094,058	—	975,183	(3,576,865)	7,492,376
Retirement 2040
Class A
11/30/2020	144,394	—	—	(34,479)	109,915	1,911,049	—	—	(441,175)	1,469,874
5/31/2020	306,923	—	15,239	(136,286)	185,876	3,833,843	—	197,803	(1,744,662)	2,286,984
Class I
11/30/2020	2,507	—	—	(2,303)	204	33,909	—	—	(30,569)	3,340
5/31/2020	680	—	377	(7,206)	(6,149)	8,381	—	4,919	(95,832)	(82,532)
Class R
11/30/2020	214	—	—	(1)	213	2,856	—	—	(14)	2,842
5/31/2020	—	—	9	—	9	—	—	118	—	118
Class R6
11/30/2020	197,238	—	—	(179,830)	17,408	2,594,866	—	—	(2,307,328)	287,538
5/31/2020	664,228	—	58,581	(245,810)	476,999	8,321,422	—	762,720	(3,066,679)	6,017,463
Retirement 2045
Class A
11/30/2020	65,121	—	—	(22,027)	43,094	868,382	—	—	(292,626)	575,756
5/31/2020	208,928	—	12,589	(90,097)	131,420	2,602,779	—	165,554	(1,189,241)	1,579,092
Class I
11/30/2020	9,741	—	—	(136)	9,605	133,819	—	—	(1,891)	131,928
5/31/2020	1,844	—	389	(7,214)	(4,981)	22,373	—	5,134	(97,166)	(69,659)
Class R
11/30/2020	—	—	—	—	—	—	—	—	—	—
5/31/2020	75	—	10	—	85	1,000	—	135	—	1,135
Class R6
11/30/2020	218,877	—	—	(133,802)	85,075	2,919,163	—	—	(1,778,869)	1,140,294
5/31/2020	796,096	—	71,125	(474,635)	392,586	9,945,110	—	938,842	(6,032,486)	4,851,466
Retirement 2050
Class A
11/30/2020	73,361	—	—	(21,787)	51,574	955,940	—	—	(285,225)	670,715
5/31/2020	211,650	—	14,921	(32,898)	193,673	2,623,944	—	192,188	(401,726)	2,414,406
Class I
11/30/2020	14,211	—	—	(50)	14,161	190,188	—	—	(660)	189,528
5/31/2020	1,046	—	561	(88)	1,519	12,778	—	7,248	(1,071)	18,955
Class R
11/30/2020	506	—	—	(4,436)	(3,930)	6,522	—	—	(55,092)	(48,570)
5/31/2020	12,126	—	568	(2)	12,692	148,310	—	7,286	(24)	155,572
Class R6
11/30/2020	266,295	—	—	(111,314)	154,981	3,480,784	—	—	(1,503,857)	1,976,927
5/31/2020	480,707	—	40,509	(201,069)	320,147	5,853,344	—	523,373	(2,474,021)	3,902,696
Retirement 2055
Class A
11/30/2020	60,076	—	—	(20,747)	39,329	785,819	—	—	(278,107)	507,712
5/31/2020	100,538	—	11,242	(16,048)	95,732	1,242,951	—	144,464	(201,379)	1,186,036
Class I
11/30/2020	12,182	—	—	(5)	12,177	162,682	—	—	(65)	162,617
5/31/2020	—	—	441	—	441	—	—	5,688	—	5,688
Class R
11/30/2020	553	—	—	—	553	7,279	—	—	—	7,279
5/31/2020	498	—	26	(1)	523	5,677	—	339	(12)	6,004
Class R6
11/30/2020	192,877	—	—	(70,791)	122,086	2,499,832	—	—	(927,548)	1,572,284
5/31/2020	542,266	—	49,098	(300,985)	290,379	6,614,785	—	632,377	(3,733,087)	3,514,075
Retirement 2060
Class A
11/30/2020	61,300	—	—	(44,066)	17,234	737,103	—	—	(529,236)	207,867
5/31/2020	155,264	—	10,331	(25,328)	140,267	1,738,551	—	122,726	(289,366)	1,571,911

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2060 (continued)
Class I
11/30/2020	2,607	—	—	(40)	2,567	32,142	—	—	(489)	31,653
5/31/2020	158	—	655	(1,114)	(301)	1,698	—	7,784	(12,432)	(2,950)
Class R
11/30/2020	192	—	—	(311)	(119)	2,384	—	—	(3,839)	(1,455)
5/31/2020	88	—	31	(87)	32	1,010	—	363	(957)	416
Class R6
11/30/2020	127,161	—	—	(39,481)	87,680	1,515,312	—	—	(494,730)	1,020,582
5/31/2020	327,032	—	22,058	(130,172)	218,918	3,735,335	—	262,491	(1,482,115)	2,515,711
Retirement 2065
Class A
7/29/2020(1)–11/30/2020	100,452	—	—	—	100,451	1,004,774	—	—	—	1,004,774
Class I
7/29/2020(1)–11/30/2020	5,000	—	—	—	4,999	50,000	—	—	—	50,000
Class R
7/29/2020(1)–11/30/2020	500	—	—	—	499	5,000	—	—	—	5,000
Class R6
7/29/2020(1)–11/30/2020	295,278	—	—	—	295,277	2,953,471	—	—	—	2,953,471

(1)	Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2020		Year Ended May 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
In-Retirement	$457,341	$ 97,378	$156,483	$ 99,768
Retirement 2025	755,431	501,399	366,240	228,183
Retirement 2030	748,931	421,084	263,340	407,371
Retirement 2035	820,760	384,809	263,629	369,634
Retirement 2040	706,460	259,100	195,759	229,437
Retirement 2045	766,896	342,769	176,778	298,761
Retirement 2050	528,665	201,430	118,073	246,565
Retirement 2055	557,142	225,726	88,745	195,364
Retirement 2060	234,432	158,932	51,973	158,608

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of May 31, 2020 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)
In-Retirement	$ 83,001	$ —	$ (84,768)	$ 246,091
Retirement 2025	294,049	97,018	—	(9,493)
Retirement 2030	257,879	177,004	—	(370,537)
Retirement 2035	253,647	112,311	—	(2,231)
Retirement 2040	220,481	109,628	—	(348,600)
Retirement 2045	176,146	130,379	—	(223,412)
Retirement 2050	13,331	—	(57,036)	(140,070)
Retirement 2055	5,555	—	(18,615)	(73,970)
Retirement 2060	3,120	7,131	—	(122,861)

As of May 31, 2020, the Funds did not have any capital loss carryovers for U.S. federal income tax purposes.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2020, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

NOTE 12 — MARKET DISRUPTION

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings,

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 12 — MARKET DISRUPTION (continued)

inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Funds have concluded that the adoption of the new accounting standard does not materially impact the financial statement amounts.

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 14 — REORGANIZATIONS

On August 7, 2020, In-Retirement (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya Target Retirement 2020 Fund (“Acquired Fund”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2020, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended November 30, 2020, are as follows (Unaudited):

Net investment income	$297,534
Net realized and unrealized loss on investments	$2,425,550
Net decrease in net assets resulting from operations	$2,723,084

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s statement of operations since August 7, 2020. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Fund’s (000s)	Total Net Assets of Acquiring Fund (000s)	Acquired Fund’s Capital Loss Carryforwards (000s)	Acquired Fund’s Unrealized Appreciation (000s)	Funds’ Converion Ratio
$20,203	$12,655	$167	$1,176	1.0662

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $32,858,081.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2020, the Funds declared and paid dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
In-Retirement
Class A	$0.1742	$0.1051	$ —	January 4, 2021	December 30, 2020
Class I	$0.1915	$0.1051	$ —	January 4, 2021	December 30, 2020
Class R	$0.1684	$0.1051	$ —	January 4, 2021	December 30, 2020
Class R6	$0.1924	$0.1051	$ —	January 4, 2021	December 30, 2020

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Retirement 2025
Class A	$0.3082	$ 0.2668	$ 0.0697	January 4, 2021	December 30, 2020
Class I	$0.3329	$ 0.2668	$ 0.0697	January 4, 2021	December 30, 2020
Class R	$0.2759	$ 0.2668	$ 0.0697	January 4, 2021	December 30, 2020
Class R6	$0.3409	$ 0.2668	$ 0.0697	January 4, 2021	December 30, 2020
Class A	$0.2658	$ 0.2110	$ 0.1039	January 4, 2021	December 30, 2020
Class I	$0.2972	$ 0.2110	$ 0.1039	January 4, 2021	December 30, 2020
Class R	$0.2475	$ 0.2110	$ 0.1039	January 4, 2021	December 30, 2020
Class R6	$0.2986	$ 0.2110	$ 0.1039	January 4, 2021	December 30, 2020
Retirement 2035
Class A	$0.2432	$ 0.2597	$ 0.0682	January 4, 2021	December 30, 2020
Class I	$0.2738	$ 0.2597	$ 0.0682	January 4, 2021	December 30, 2020
Class R	$0.2037	$ 0.2597	$ 0.0682	January 4, 2021	December 30, 2020
Class R6	$0.2750	$ 0.2597	$ 0.0682	January 4, 2021	December 30, 2020
Retirement 2040
Class A	$0.2155	$ 0.2505	$ 0.0538	January 4, 2021	December 30, 2020
Class I	$0.2415	$ 0.2505	$ 0.0538	January 4, 2021	December 30, 2020
Class R	$0.2025	$ 0.2505	$ 0.0538	January 4, 2021	December 30, 2020
Class R6	$0.2480	$ 0.2505	$ 0.0538	January 4, 2021	December 30, 2020
Retirement 2045
Class A	$0.1876	$ 0.1829	$ 0.0843	January 4, 2021	December 30, 2020
Class I	$0.2224	$ 0.1829	$ 0.0843	January 4, 2021	December 30, 2020
Class R	$0.1536	$ 0.1829	$ 0.0843	January 4, 2021	December 30, 2020
Class R6	$0.2256	$ 0.1829	$ 0.0843	January 4, 2021	December 30, 2020
Retirement 2050
Class A	$ 0.1732	$ 0.0783	$ 0.0355	January 4, 2021	December 30, 2020
Class I	$ 0.2100	$ 0.0783	$ 0.0355	January 4, 2021	December 30, 2020
Class R	$ 0.1192	$ 0.0783	$ 0.0355	January 4, 2021	December 30, 2020
Class R6	$ 0.2122	$ 0.0783	$ 0.0355	January 4, 2021	December 30, 2020
Retirement 2055
Class A	$ 0.1688	$ 0.0820	$ 0.0418	January 4, 2021	December 30, 2020
Class I	$ 0.2045	$ 0.0820	$ 0.0418	January 4, 2021	December 30, 2020
Class R	$ 0.1608	$ 0.0820	$ 0.0418	January 4, 2021	December 30, 2020
Class R6	$ 0.2046	$ 0.0820	$ 0.0418	January 4, 2021	December 30, 2020
Retirement 2060
Class A	$ 0.1569	$ 0.0963	$ 0.0224	January 4, 2021	December 30, 2020
Class I	$ 0.1913	$ 0.0963	$ 0.0224	January 4, 2021	December 30, 2020
Class R	$ 0.1100	$ 0.0963	$ 0.0224	January 4, 2021	December 30, 2020
Class R6	$ 0.1913	$ 0.0963	$ 0.0224	January 4, 2021	December 30, 2020
Retirement 2065
Class A	$ 0.1419	$ 0.0126	$ —	January 4, 2021	December 30, 2020
Class I	$ 0.1510	$ 0.0126	$ —	January 4, 2021	December 30, 2020
Class R	$ 0.1320	$ 0.0126	$ —	January 4, 2021	December 30, 2020
Class R6	$ 0.1510	$ 0.0126	$ —	January 4, 2021	December 30, 2020

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VOYA TARGET IN-RETIREMENT FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 30.6%
3,937	iShares 20+ Year Treasury Bond ETF	$629,999	2.0
588	iShares Core S&P 500 ETF	213,632	0.7
21,471	iShares Core S&P Small-Cap ETF	1,828,041	5.7
39,985	iShares Core U.S. Aggregate Bond ETF	4,735,023	14.9
17,907	Schwab U.S. TIPS ETF	1,102,176	3.5
710	Vanguard Russell 1000 Growth ETF	168,973	0.5
9,180	Vanguard Value ETF	1,062,126	3.3
	Total Exchange-Traded Funds
	(Cost $8,987,298)	9,739,970	30.6

MUTUAL FUNDS: 69.3%
	Affiliated Investment Companies: 64.8%
94,319	Voya Global Bond Fund — Class P3	940,358	3.0
199,052	Voya High Yield Bond Fund — Class P3	1,586,445	5.0
800,285	Voya Intermediate Bond Fund — Class P3	8,651,082	27.1
34,986	Voya Large Cap Growth Fund — Class P3	2,120,829	6.6
45,019	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	653,676	2.1
44,493	Voya Multi-Manager International Equity Fund — Class P3	591,751	1.9
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
170,364	Voya Multi-Manager International Factors Fund — Class P3	$1,739,413	5.5
308,169	Voya Short Term Bond Fund — Class P3	3,069,366	9.5
104,355	Voya U.S. High Dividend Low Volatility Fund — Class P3	1,302,346	4.1
		20,655,266	64.8

	Unaffiliated Investment Companies: 4.5%
35,171	TIAA-CREF S&P 500 Index Fund — Class I	1,418,430	4.5
	Total Mutual Funds (Cost $20,563,793)	22,073,696	69.3
	Total Investments in Securities (Cost $29,551,091)	$31,813,666	99.9
	Assets in Excess of Other Liabilities	40,875	0.1
	Net Assets	$31,854,541	100.0

Sector Diversification as of November 30, 2020
(as a percentage of net assets)

Affiliated Investment Companies	64.8%
Exchange-Traded Funds	30.6%
Unaffiliated Investment Companies	4.5%
Assets in Excess of Other Liabilities	0.1%
Net Assets	100.0%

Target Asset Allocations as of November 30, 2020(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	5.00%
US Large Growth	7.00%
US Large Value	7.00%
US Mid Cap Blend	0.00%
US Small Cap	5.00%
International	7.00%
Emerging Markets	2.00%
Core Fixed Income	43.50%
High Yield	5.00%
International Bonds	3.00%
TIPS	3.50%
Short Duration	10.00%
Long Govt Bonds	2.00%
Total Equity	33.00%
Total Fixed Income	67.00%
100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET IN-RETIREMENT FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,739,970	$—	$—	$9,739,970
Mutual Funds	22,073,696	—	—	22,073,696
Total Investments, at fair value	$31,813,666	$—	$—	$31,813,666

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class P3	$321,347	$705,915	$(114,310)	$27,406	$940,358	$16,779	$5,915	$—
Voya High Yield Bond Fund — Class P3	537,906	1,126,101	(97,093)	19,531	1,586,445	38,527	31,922	—
Voya Intermediate Bond Fund — Class P3	$2,950,295	$7,382,836	$(1,662,482)	$(19,567)	$8,651,082	$129,945	$89,741	$—
Voya Large Cap Growth Fund — Class P3	687,561	1,447,854	(154,164)	139,578	2,120,829	—	91,028	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	56,676	588,030	(41,623)	50,593	653,676	—	18,412	—
Voya Multi-Manager International Equity Fund — Class P3	139,159	411,057	(5,473)	47,008	591,751	—	28,765	—
Voya Multi-Manager International Factors Fund — Class P3	414,358	1,333,179	(156,590)	148,466	1,739,413	—	2,137	—
Voya Short Term Bond Fund — Class P3	1,050,429	2,427,999	(424,137)	15,075	3,069,366	32,997	7,774	—
Voya Strategic Income Opportunities Fund — Class P3	587,506	378,760	(990,530)	24,264	—	7,924	(8,690)	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	418,518	1,111,082	(318,402)	91,148	1,302,346	7,142	4,019	—
	$7,163,755	$16,912,813	$(3,964,804)	$543,502	$20,655,266	$233,315	$271,023	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $29,632,908.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,286,265
Gross Unrealized Depreciation	(105,507)
Net Unrealized Appreciation	$2,180,758

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2025 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 26.7%
4,745		iShares 20+ Year Treasury Bond ETF	$759,295	1.9
6,937		iShares Core S&P 500 ETF	2,520,351	6.4
15,526		iShares Core S&P Small-Cap ETF	1,321,884	3.3
30,519		iShares Core U.S. Aggregate Bond ETF	3,614,060	9.2
4,867		iShares Russell 2000 ETF	881,024	2.2
855		Vanguard Russell 1000 Growth ETF	203,481	0.5
11,063		Vanguard Value ETF	1,279,989	3.2
		Total Exchange-Traded Funds
		(Cost $9,611,349)	10,580,084	26.7

MUTUAL FUNDS: 73.2%
		Affiliated Investment Companies: 60.2%
114,772		Voya Global Bond Fund — Class P3	1,144,274	2.9
193,718		Voya High Yield Bond Fund — Class P3	1,543,936	3.9
742,803		Voya Intermediate Bond Fund — Class P3	8,029,706	20.3
49,046		Voya Large Cap Growth Fund — Class P3	2,973,143	7.5
15,546	(1)	Voya MidCap Opportunities Fund — Class P3	509,293	1.3
95,618		Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,388,368	3.5
172,043		Voya Multi-Manager International Equity Fund — Class P3	2,288,174	5.8
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
338,646	Voya Multi-Manager International Factors Fund — Class P3	3,457,571	8.7
54,243	Voya Multi-Manager Mid Cap Value Fund — Class P3	$528,871	1.3
160,164	Voya U.S. High Dividend Low Volatility Fund — Class P3	1,998,847	5.0
		23,862,183	60.2

	Unaffiliated Investment Companies: 13.0%
128,048	TIAA-CREF S&P 500 Index Fund — Class I	5,164,187	13.0
	Total Mutual Funds (Cost $25,852,491)	29,026,370	73.2
	Total Investments in Securities (Cost $35,463,840)	$39,606,454	99.9
	Assets in Excess of Other Liabilities	31,281	0.1
	Net Assets	$39,637,735	100.0

(1)	Non-income producing security.

Sector Diversification as of November 30, 2020
(as a percentage of net assets)

Affiliated Investment Companies	60.2%
Exchange-Traded Funds	26.7%
Unaffiliated Investment Companies	13.0%
Assets in Excess of Other Liabilities	0.1%
Net Assets	100.0%

Target Asset Allocations as of November 30, 2020(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	19.00%
US Large Growth	8.00%
US Large Value	8.00%
US Mid Cap Blend	2.50%
US Small Cap	5.00%
International	14.00%
Emerging Markets	3.50%
Core Fixed Income	31.00%
High Yield	4.00%
International Bonds	3.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	2.00%
Total Equity	60.00%
Total Fixed Income	40.00%
100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2025 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,580,084	$—	$—	$10,580,084
Mutual Funds	29,026,370	—	—	29,026,370
Total Investments, at fair value	$39,606,454	$—	$—	$39,606,454

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class P3	$985,776	$229,678	$(131,459)	$60,279	$1,144,274	$23,620	$6,969	$—
Voya High Yield Bond Fund — Class P3	1,318,208	305,974	(144,068)	63,822	1,543,936	45,937	25,578	—
Voya Intermediate Bond Fund — Class P3	6,868,910	2,263,158	(1,220,539)	118,177	8,029,706	144,694	75,329	—
Voya Large Cap Growth Fund — Class P3	2,529,773	476,768	(451,821)	418,423	2,973,143	—	85,942	—
Voya MidCap Opportunities Fund — Class P3	431,506	64,175	(79,029)	92,641	509,293	—	28,833	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	679,517	662,488	(197,971)	244,334	1,388,368	—	4,693	—
Voya Multi-Manager International Equity Fund — Class P3	1,627,481	555,543	(310,100)	415,250	2,288,174	—	30,304	—
Voya Multi-Manager International Factors Fund — Class P3	2,457,003	914,961	(413,362)	498,969	3,457,571	—	(6,230)	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	424,748	75,509	(67,590)	96,204	528,871	—	(1,126)	—
Voya Strategic Income Opportunities Fund — Class P3	1,310,804	150,607	(1,538,464)	77,053	—	10,439	(47,959)	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	1,336,393	853,904	(395,140)	203,690	1,998,847	10,799	(4,518)	—
	$19,970,119	$6,552,765	$(4,949,543)	$2,288,842	$23,862,183	$235,489	$197,815	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2025 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $35,918,228.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,171,117
Gross Unrealized Depreciation	(482,890)
Net Unrealized Appreciation	$3,688,227

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2030 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 24.1%
4,569		iShares 20+ Year Treasury Bond ETF	$731,131	1.9
6,593		iShares Core S&P 500 ETF	2,395,369	6.1
19,334		iShares Core U.S. Aggregate Bond ETF	2,289,532	5.8
14,060		iShares Russell 2000 ETF	2,545,142	6.4
13,316		Vanguard Value ETF	1,540,661	3.9
		Total Exchange-Traded Funds (Cost $8,636,945)	9,501,835	24.1

MUTUAL FUNDS: 75.8%
		Affiliated Investment Companies: 59.6%
190,463		Voya High Yield Bond Fund — Class P3	1,517,992	3.9
609,865		Voya Intermediate Bond Fund — Class P3	6,592,644	16.7
48,314		Voya Large Cap Growth Fund — Class P3	2,928,808	7.4
122,915		Voya Large Cap Value Fund — Class P3	1,578,228	4.0
18,351	(1)	Voya MidCap Opportunities Fund — Class P3	601,190	1.5
134,311		Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,950,195	4.9
277,533		Voya Multi-Manager International Equity Fund — Class P3	3,691,191	9.4
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
392,831	Voya Multi-Manager International Factors Fund — Class P3	$4,010,809	10.2
64,013	Voya Multi-Manager Mid Cap Value Fund — Class P3	624,125	1.6
		23,495,182	59.6

	Unaffiliated Investment Companies: 16.2%
158,738	TIAA-CREF S&P 500 Index Fund — Class I	6,401,921	16.2
	Total Mutual Funds (Cost $26,290,722)	29,897,103	75.8
	Total Investments in Securities (Cost $34,927,667)	$39,398,938	99.9
	Assets in Excess of Other Liabilities	26,195	0.1
	Net Assets	$39,425,133	100.0

(1)	Non-income producing security.

Sector Diversification as of November 30, 2020
(as a percentage of net assets)

Affiliated Investment Companies	59.6%
Exchange-Traded Funds	24.1%
Unaffiliated Investment Companies	16.2%
Assets in Excess of Other Liabilities	0.1%
Net Assets	100.0%

Target Asset Allocations as of November 30, 2020(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	22.00%
US Large Growth	7.50%
US Large Value	7.50%
US Mid Cap Blend	3.00%
US Small Cap	6.00%
International	19.00%
Emerging Markets	5.00%
Core Fixed Income	24.00%
High Yield	4.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	2.00%
Total Equity	70.00%
Total Fixed Income	30.00%
100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2030 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,501,835	$—	$—	$9,501,835
Mutual Funds	29,897,103	—	—	29,897,103
Total Investments, at fair value	$39,398,938	$—	$—	$39,398,938

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$1,188,821	$361,874	$(99,101)	$66,398	$1,517,992	$43,438	$17,611	$—
Voya Intermediate Bond Fund — Class P3	5,247,779	2,046,900	(810,323)	108,288	6,592,644	116,464	47,260	—
Voya Large Cap Growth Fund — Class P3	2,279,746	534,227	(300,096)	414,931	2,928,808	—	64,491	—
Voya Large Cap Value Fund — Class P3	972,755	659,617	(329,307)	275,163	1,578,228	10,273	(43,730)	—
Voya MidCap Opportunities Fund — Class P3	466,745	92,474	(73,079)	115,050	601,190	—	24,560	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,067,675	736,331	(211,970)	358,159	1,950,195	—	15,594	—
Voya Multi-Manager International Equity Fund — Class P3	2,468,948	901,522	(361,468)	682,189	3,691,191	—	31,238	—
Voya Multi-Manager International Factors Fund — Class P3	2,742,391	1,019,826	(317,845)	566,437	4,010,809	—	11,735	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	459,558	106,245	(51,968)	110,290	624,125	—	(936)	—
Voya Strategic Income Opportunities Fund — Class P3	885,737	152,551	(1,094,408)	56,120	—	8,287	(34,150)	—
	$17,780,155	$6,611,567	$(3,649,565)	$2,753,025	$23,495,182	$178,462	$133,673	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $35,353,081.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,493,260
Gross Unrealized Depreciation	(447,403)
Net Unrealized Appreciation	$4,045,857

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2035 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 22.6%
4,809		iShares 20+ Year Treasury Bond ETF	$769,536	1.8
8,110		iShares Core S&P 500 ETF	2,946,525	7.0
13,025		iShares Core U.S. Aggregate Bond ETF	1,542,420	3.7
14,800		iShares Russell 2000 ETF	2,679,096	6.4
433		Vanguard Russell 1000 Growth ETF	103,050	0.3
12,148		Vanguard Value ETF	1,405,524	3.4
		Total Exchange-Traded Funds (Cost $8,458,556)	9,446,151	22.6
MUTUAL FUNDS: 77.3%
		Affiliated Investment Companies: 56.7%
200,388		Voya High Yield Bond Fund — Class P3	1,597,091	3.8
361,399		Voya Intermediate Bond Fund — Class P3	3,906,723	9.3
50,829		Voya Large Cap Growth Fund — Class P3	3,081,242	7.4
155,006		Voya Large Cap Value Fund — Class P3	1,990,277	4.7
25,734	(1)	Voya MidCap Opportunities Fund — Class P3	843,035	2.0
169,487		Voya Multi-Manager Emerging Markets Equity Fund — Class P3	2,460,952	5.9
389,589		Voya Multi-Manager International Equity Fund — Class P3	5,181,538	12.4
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
372,310	Voya Multi-Manager International Factors Fund — Class P3	$3,801,288	9.1
89,782	Voya Multi-Manager Mid Cap Value Fund — Class P3	875,375	2.1
		23,737,521	56.7

	Unaffiliated Investment Companies: 20.6%
213,395	TIAA-CREF S&P 500 Index Fund — Class I	8,606,210	20.6
	Total Mutual Funds (Cost $27,473,083)	32,343,731	77.3
	Total Investments in Securities (Cost $35,931,639)	$41,789,882	99.9
	Assets in Excess of Other Liabilities	30,023	0.1
	Net Assets	$41,819,905	100.0

(1)	Non-income producing security.

Sector Diversification as of November 30, 2020
(as a percentage of net assets)

Affiliated Investment Companies	56.7%
Exchange-Traded Funds	22.6%
Unaffiliated Investment Companies	20.6%
Assets in Excess of Other Liabilities	0.1%
Net Assets	100.0%

Target Asset Allocations as of November 30, 2020(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	27.50%
US Large Growth	7.75%
US Large Value	7.75%
US Mid Cap Blend	4.00%
US Small Cap	6.00%
International	21.00%
Emerging Markets	6.00%
Core Fixed Income	14.00%
High Yield	4.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	2.00%
Total Equity	80.00%
Total Fixed Income	20.00%
100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2035 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,446,151	$—	$—	$9,446,151
Mutual Funds	32,343,731	—	—	32,343,731
Total Investments, at fair value	$41,789,882	$—	$—	$41,789,882

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$1,264,795	$337,462	$(79,282)	$74,116	$1,597,091	$45,247	$13,915	$—
Voya Intermediate Bond Fund — Class P3	2,812,194	1,375,426	(350,264)	69,367	3,906,723	62,110	16,474	—
Voya Large Cap Growth Fund — Class P3	2,424,166	421,970	(221,076)	456,182	3,081,242	—	44,413	—
Voya Large Cap Value Fund — Class P3	1,126,106	743,606	(193,765)	314,330	1,990,277	11,557	(26,365)	—
Voya MidCap Opportunities Fund — Class P3	662,127	96,769	(85,994)	170,133	843,035	—	24,048	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,458,579	735,118	(206,813)	474,068	2,460,952	—	12,992	—
Voya Multi-Manager International Equity Fund — Class P3	3,526,259	1,030,216	(350,974)	976,037	5,181,538	—	27,615	—
Voya Multi-Manager International Factors Fund — Class P3	2,672,499	795,521	(209,307)	542,575	3,801,288	—	11,503	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	651,911	118,628	(55,451)	160,287	875,375	—	(7,397)	—
Voya Strategic Income Opportunities Fund — Class P3	627,062	45,758	(681,842)	9,022	—	2,404	2,282	—
	$17,225,698	$5,700,474	$(2,434,768)	$3,246,117	$23,737,521	$121,318	$119,480	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $36,499,994.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,881,276
Gross Unrealized Depreciation	(591,388)
Net Unrealized Appreciation	$5,289,888

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2040 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 22.8%
9,577	iShares Core S&P 500 ETF	$3,479,516	12.0
10,219	iShares Russell 2000 ETF	1,849,843	6.3
2,997	iShares Russell Mid-Cap Growth ETF	587,862	2.0
599	Vanguard Russell 1000 Growth ETF	142,556	0.5
5,162	Vanguard Value ETF	597,243	2.0
	Total Exchange-Traded Funds (Cost $5,716,299)	6,657,020	22.8
MUTUAL FUNDS: 77.1%
	Affiliated Investment Companies: 55.1%
104,024	Voya High Yield Bond Fund — Class P3	829,071	2.8
199,921	Voya Intermediate Bond Fund — Class P3	2,161,142	7.4
35,115	Voya Large Cap Growth Fund — Class P3	2,128,666	7.3
131,069	Voya Large Cap Value Fund — Class P3	1,682,920	5.8
127,078	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,845,173	6.3
314,883	Voya Multi-Manager International Equity Fund — Class P3	4,187,943	14.4
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
257,785	Voya Multi-Manager International Factors Fund — Class P3	$2,631,982	9.0
62,126	Voya Multi-Manager Mid Cap Value Fund — Class P3	605,730	2.1
		16,072,627	55.1

	Unaffiliated Investment Companies: 22.0%
159,059	TIAA-CREF S&P 500 Index Fund — Class I	6,414,864	22.0
	Total Mutual Funds (Cost $19,320,011)	22,487,491	77.1
	Total Investments in Securities (Cost $25,036,310)	$29,144,511	99.9
	Assets in Excess of Other Liabilities	16,319	0.1
	Net Assets	$29,160,830	100.0

Sector Diversification as of November 30, 2020
(as a percentage of net assets)

Affiliated Investment Companies	55.1%
Exchange-Traded Funds	22.8%
Unaffiliated Investment Companies	22.0%
Assets in Excess of Other Liabilities	0.1%
Net Assets	100.0%

Target Asset Allocations as of November 30, 2020(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	34.00%
US Large Growth	8.00%
US Large Value	7.50%
US Mid Cap Blend	4.00%
US Small Cap	6.00%
International	23.00%
Emerging Markets	6.50%
Core Fixed Income	8.00%
High Yield	3.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	89.00%
Total Fixed Income	11.00%
100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2040 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,657,020	$—	$—	$6,657,020
Mutual Funds	22,487,491	—	—	22,487,491
Total Investments, at fair value	$29,144,511	$—	$—	$29,144,511

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$672,022	$201,637	$(77,559)	$32,971	$829,071	$23,289	$12,325	$—
Voya Intermediate Bond Fund — Class P3	1,543,627	1,330,755	(737,251)	24,011	2,161,142	33,300	19,545	—
Voya Large Cap Growth Fund — Class P3	1,899,998	517,898	(574,819)	285,589	2,128,666	—	70,531	—
Voya Large Cap Value Fund — Class P3	1,086,738	570,461	(201,265)	226,986	1,682,920	10,595	14,346	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,144,430	549,587	(208,186)	359,342	1,845,173	—	8,734	—
Voya Multi-Manager International Equity Fund — Class P3	2,965,357	854,262	(419,407)	787,731	4,187,943	—	29,834	—
Voya Multi-Manager International Factors Fund — Class P3	1,894,198	614,770	(245,370)	368,384	2,631,982	—	13,028	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	460,707	94,153	(60,440)	111,310	605,730	—	(6,270)	—
Voya Small Company Fund — Class P3	465,922	193,455	(695,017)	35,640	—	—	817	—
	$12,132,999	$4,926,978	$(3,219,314)	$2,231,964	$16,072,627	$67,184	$162,891	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $25,354,815.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,789,696
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$3,789,696

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2045 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 22.4%
11,407	iShares Core S&P 500 ETF	$4,144,391	13.3
10,820	iShares Russell 2000 ETF	1,958,636	6.3
3,570	iShares Russell Mid-Cap Growth ETF	700,256	2.3
634	Vanguard Russell 1000 Growth ETF	150,886	0.5
	Total Exchange-Traded Funds (Cost $5,834,998)	6,954,169	22.4

MUTUAL FUNDS: 77.6%
	Affiliated Investment Companies: 54.2%
73,366	Voya High Yield Bond Fund — Class P3	584,727	1.9
79,322	Voya Intermediate Bond Fund — Class P3	857,470	2.8
37,153	Voya Large Cap Growth Fund — Class P3	2,252,245	7.3
188,824	Voya Large Cap Value Fund — Class P3	2,424,500	7.8
144,756	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	2,101,860	6.8
368,217	Voya Multi-Manager International Equity Fund — Class P3	4,897,282	15.8
287,826	Voya Multi-Manager International Factors Fund — Class P3	$2,938,703	9.5
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
73,933	Voya Multi-Manager Mid Cap Value Fund — Class P3	$720,851	2.3
		16,777,638	54.2

	Unaffiliated Investment Companies: 23.4%
180,057	TIAA-CREF S&P 500 Index Fund — Class I	7,261,717	23.4

	Total Mutual Funds (Cost $20,239,971)	24,039,355	77.6
	Total Investments in Securities (Cost $26,074,969)	$30,993,524	100.0
	Assets in Excess of Other Liabilities	10,832	0.0
	Net Assets	$31,004,356	100.0

Sector Diversification as of November 30, 2020
(as a percentage of net assets)

Affiliated Investment Companies	54.2%
Unaffiliated Investment Companies	23.4%
Exchange-Traded Funds	22.4%
Assets in Excess of Other Liabilities	0.0%
Net Assets	100.0%

Target Asset Allocations as of November 30, 2020(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	37.00%
US Large Growth	8.00%
US Large Value	7.50%
US Mid Cap Blend	4.50%
US Small Cap	6.00%
International	25.00%
Emerging Markets	7.00%
Core Fixed Income	3.00%
High Yield	2.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	95.00%
Total Fixed Income	5.00%
100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2045 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,954,169	$—	$—	$6,954,169
Mutual Funds	24,039,355	—	—	24,039,355
Total Investments, at fair value	$30,993,524	$—	$—	$30,993,524

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$470,744	$132,039	$(43,199)	$25,143	$584,727	$16,625	$7,300	$—
Voya Intermediate Bond Fund — Class P3	690,250	770,842	(604,513)	891	857,470	14,014	17,760	—
Voya Large Cap Growth Fund — Class P3	1,985,329	461,061	(501,565)	307,420	2,252,245	—	77,919	—
Voya Large Cap Value Fund — Class P3	1,418,120	808,176	(139,929)	338,133	2,424,500	14,622	15,698	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,321,515	555,918	(190,500)	414,927	2,101,860	—	13,630	—
Voya Multi-Manager International Equity Fund — Class P3	3,540,504	827,878	(444,453)	973,353	4,897,282	—	17,562	—
Voya Multi-Manager International Factors Fund — Class P3	2,048,651	688,042	(213,047)	415,057	2,938,703	—	7,240	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	543,787	98,358	(54,756)	133,462	720,851	—	(6,868)	—
Voya Small Company Fund — Class P3	484,399	153,306	(664,917)	27,212	—	—	13,889	—
	$12,503,299	$4,495,620	$(2,856,879)	$2,635,598	$16,777,638	$45,261	$164,130	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $26,507,864.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,485,660
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$4,485,660

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 21.9%
8,608	iShares Core S&P 500 ETF	$3,127,459	13.4
8,148	iShares Russell 2000 ETF	1,474,951	6.3
2,688	iShares Russell Mid-Cap Growth ETF	527,251	2.2
	Total Exchange-Traded Funds (Cost $4,320,991)	5,129,661	21.9

MUTUAL FUNDS: 78.1%
	Affiliated Investment Companies: 53.7%
80,021	Voya Intermediate Bond Fund — Class P3	865,025	3.7
28,220	Voya Large Cap Growth Fund — Class P3	1,710,696	7.3
133,157	Voya Large Cap Value Fund — Class P3	1,709,740	7.3
109,483	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,589,698	6.8
297,164	Voya Multi-Manager International Equity Fund — Class P3	3,952,282	16.8
217,674	Voya Multi-Manager International Factors Fund — Class P3	2,222,447	9.5
55,875	Voya Multi-Manager Mid Cap Value Fund — Class P3	544,778	2.3
		12,594,666	53.7
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 24.4%
142,011	TIAA-CREF S&P 500 Index Fund — Class I	$5,727,311	24.4
	Total Mutual Funds (Cost $15,557,832)	18,321,977	78.1
	Total Investments in Securities (Cost $19,878,823)	$23,451,638	100.0
	Liabilities in Excess of Other Assets	(4,368)	—
	Net Assets	$23,447,270	100.0

Sector Diversification as of November 30, 2020
(as a percentage of net assets)

Affiliated Investment Companies	53.7%
Unaffiliated Investment Companies	24.4%
Exchange-Traded Funds	21.9%
Liabilities in Excess of Other Assets	0.0%
Net Assets	100.0%

Target Asset Allocations as of November 30, 2020(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	38.00%
US Large Growth	7.50%
US Large Value	7.00%
US Mid Cap Blend	4.50%
US Small Cap	6.00%
International	26.00%
Emerging Markets	7.00%
Core Fixed Income	4.00%
High Yield	0.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	96.00%
Total Fixed Income	4.00%
100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,129,661	$—	$—	$5,129,661
Mutual Funds	18,321,977	—	—	18,321,977
Total Investments, at fair value	$23,451,638	$—	$—	$23,451,638

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$646,782	$678,206	$(463,517)	$3,554	$865,025	$14,140	$15,237	$—
Voya Large Cap Growth Fund — Class P3	1,268,852	473,218	(262,586)	231,212	1,710,696	—	46,188	—
Voya Large Cap Value Fund — Class P3	1,119,257	451,841	(102,624)	241,266	1,709,740	12,246	5,539	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	925,338	509,938	(147,836)	302,258	1,589,698	—	13,379	—
Voya Multi-Manager International Equity Fund — Class P3	2,650,713	876,890	(312,056)	736,735	3,952,282	—	44,829	—
Voya Multi-Manager International Factors Fund — Class P3	1,435,111	651,998	(166,166)	301,504	2,222,447	—	9,336	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	380,998	108,673	(36,997)	92,104	544,778	—	1,022	—
Voya Small Company Fund — Class P3	340,623	154,315	(526,105)	31,167	—	—	(2,426)	—
	$8,767,674	$3,905,079	$(2,017,887)	$1,939,800	$12,594,666	$26,386	$133,105	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $20,129,236.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,322,402
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$3,322,402

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2055 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 21.8%
6,845	iShares Core S&P 500 ETF	$2,486,925	12.8
6,746	iShares Russell 2000 ETF	1,221,161	6.3
2,473	iShares Russell Mid-Cap Growth ETF	485,079	2.5
198	Vanguard Russell 1000 Growth ETF	47,122	0.2
	Total Exchange-Traded Funds (Cost $3,525,262)	4,240,287	21.8

MUTUAL FUNDS: 78.1%
	Affiliated Investment Companies: 53.7%
49,744	Voya Intermediate Bond Fund — Class P3	537,738	2.8
23,339	Voya Large Cap Growth Fund — Class P3	1,414,784	7.3
114,384	Voya Large Cap Value Fund — Class P3	1,468,686	7.5
97,233	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,411,818	7.3
246,371	Voya Multi-Manager International Equity Fund — Class P3	3,276,729	16.7
180,448	Voya Multi-Manager International Factors Fund — Class P3	1,842,372	9.5
51,490	Voya Multi-Manager Mid Cap Value Fund — Class P3	502,027	2.6
		10,454,154	53.7
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 24.4%
117,938	TIAA-CREF S&P 500 Index Fund — Class I	$4,756,459	24.4
	Total Mutual Funds (Cost $12,846,489)	15,210,613	78.1
	Total Investments in Securities (Cost $16,371,751)	$19,450,900	99.9
	Assets in Excess of Other Liabilities	11,530	0.1
	Net Assets	$19,462,430	100.0

Sector Diversification as of November 30, 2020
(as a percentage of net assets)

Affiliated Investment Companies	53.7%
Unaffiliated Investment Companies	24.4%
Exchange-Traded Funds	21.8%
Assets in Excess of Other Liabilities	0.1%
Net Assets	100.0%

Target Asset Allocations as of November 30, 2020(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	37.50%
US Large Growth	7.75%
US Large Value	7.25%
US Mid Cap Blend	5.00%
US Small Cap	6.00%
International	26.00%
Emerging Markets	7.50%
Core Fixed Income	3.00%
High Yield	0.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	97.00%
Total Fixed Income	3.00%
100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2055 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,240,287	$—	$—	$4,240,287
Mutual Funds	15,210,613	—	—	15,210,613
Total Investments, at fair value	$19,450,900	$—	$—	$19,450,900

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$404,340	$485,994	$(353,698)	$1,102	$537,738	$8,608	$10,189	$—
Voya Large Cap Growth Fund — Class P3	1,161,380	353,034	(282,896)	183,266	1,414,784	—	52,935	—
Voya Large Cap Value Fund — Class P3	930,880	391,389	(66,386)	212,803	1,468,686	9,938	1,370	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	840,118	410,336	(110,137)	271,501	1,411,818	—	9,885	—
Voya Multi-Manager International Equity Fund — Class P3	2,206,563	668,040	(228,675)	630,801	3,276,729	—	15,908	—
Voya Multi-Manager International Factors Fund — Class P3	1,194,521	507,756	(111,242)	251,337	1,842,372	—	5,533	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	352,406	90,686	(30,898)	89,833	502,027	—	(3,298)	—
Voya Small Company Fund — Class P3	283,945	127,509	(436,648)	25,194	—	—	(12)	—
	$7,374,153	$3,034,744	$(1,620,580)	$1,665,837	$10,454,154	$18,546	$92,509	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $16,553,197.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,897,702
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$2,897,702

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 22.0%
4,251	iShares Core S&P 500 ETF	$1,544,473	13.0
4,190	iShares Russell 2000 ETF	758,474	6.4
1,536	iShares Russell Mid-Cap Growth ETF	301,286	2.6
	Total Exchange-Traded Funds (Cost $2,186,666)	2,604,233	22.0

MUTUAL FUNDS: 78.0%
	Affiliated Investment Companies: 53.5%
20,152	Voya Intermediate Bond Fund — Class P3	217,839	1.8
15,105	Voya Large Cap Growth Fund — Class P3	915,639	7.7
72,081	Voya Large Cap Value Fund — Class P3	925,520	7.8
59,153	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	858,907	7.3
150,018	Voya Multi-Manager International Equity Fund —Class P3	1,995,242	16.8
109,839	Voya Multi-Manager International Factors Fund —Class P3	1,121,460	9.5
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
31,360	Voya Multi-Manager Mid Cap Value Fund — Class P3	$305,760	2.6
		6,340,367	53.5

	Unaffiliated Investment Companies: 24.5%
72,095	TIAA-CREF S&P 500 Index Fund — Class I	2,907,578	24.5
	Total Mutual Funds (Cost $7,816,158)	9,247,945	78.0
	Total Investments in Securities (Cost $10,002,824)	$11,852,178	100.0
	Assets in Excess of Other Liabilities	2,627	0.0
	Net Assets	$11,854,805	100.0

Sector Diversification as of November 30, 2020
(as a percentage of net assets)

Affiliated Investment Companies	53.5%
Unaffiliated Investment Companies	24.5%
Exchange-Traded Funds	22.0%
Assets in Excess of Other Liabilities	0.0%
Net Assets	100.0%

Target Asset Allocations as of November 30, 2020(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	38.00%
US Large Growth	8.00%
US Large Value	7.50%
US Mid Cap Blend	5.00%
US Small Cap	6.00%
International	26.00%
Emerging Markets	7.50%
Core Fixed Income	2.00%
High Yield	0.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	98.00%
Total Fixed Income	2.00%
100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,604,233	$—	$—	$2,604,233
Mutual Funds	9,247,945	—	—	9,247,945
Total Investments, at fair value	$11,852,178	$—	$—	$11,852,178

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$326,422	$102,518	$(212,342)	$1,241	$217,839	$4,298	$6,378	$—
Voya Large Cap Growth Fund — Class P3	633,239	293,758	(135,610)	124,252	915,639	—	19,191	—
Voya Large Cap Value Fund — Class P3	553,776	294,571	(54,240)	131,413	925,520	5,953	4,212	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	514,872	258,503	(83,118)	168,650	858,907	—	5,643	—
Voya Multi-Manager International Equity Fund — Class P3	1,351,540	427,287	(168,755)	385,170	1,995,242	—	15,064	—
Voya Multi-Manager International Factors Fund — Class P3	732,344	321,125	(85,733)	153,724	1,121,460	—	5,432	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	215,978	58,820	(24,856)	55,818	305,760	—	(2,387)	—
Voya Small Company Fund — Class P3	172,948	88,846	(276,394)	14,600	—	—	410	—
	$4,501,119	$1,845,428	$(1,041,048)	$1,034,868	$6,340,367	$10,251	$53,943	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $10,135,936.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,716,242
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$1,716,242

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2065 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 21.7%
1,593	iShares Core S&P 500 ETF	$578,769	12.9
1,570	iShares Russell 2000 ETF	284,201	6.3
575	iShares Russell Mid-Cap Growth ETF	112,786	2.5
	Total Exchange-Traded Funds (Cost $857,930)	975,756	21.7

MUTUAL FUNDS: 78.3%
	Affiliated Investment Companies: 53.5%
7,654	Voya Intermediate Bond Fund — Class P3	82,743	1.8
5,763	Voya Large Cap Growth Fund — Class P3	349,350	7.8
27,338	Voya Large Cap Value Fund — Class P3	351,017	7.8
22,453	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	326,012	7.2
56,911	Voya Multi-Manager International Equity Fund — Class P3	756,922	16.8
41,680	Voya Multi-Manager International Factors Fund — Class P3	425,550	9.5
11,894	Voya Multi-Manager Mid Cap Value Fund — Class P3	115,968	2.6
		2,407,562	53.5
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 24.8%
27,639	TIAA-CREF S&P 500 Index Fund — Class I	$1,114,671	24.8
	Total Mutual Funds (Cost $3,167,520)	3,522,233	78.3
	Total Investments in Securities (Cost $4,025,450)	$4,497,989	100.0
	Assets in Excess of Other Liabilities	334	0.0
	Net Assets	$4,498,323	100.0

Sector Diversification as of November 30, 2020
(as a percentage of net assets)

Affiliated Investment Companies	53.5%
Unaffiliated Investment Companies	24.8%
Exchange-Traded Funds	21.7%
Assets in Excess of Other Liabilities	0.0%
Net Assets	100.0%

Target Asset Allocations as of November 30, 2020(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	38.00%
US Large Growth	8.00%
US Large Value	7.50%
US Mid Cap Blend	5.00%
US Small Cap	6.00%
International	26.00%
Emerging Markets	7.50%
Core Fixed Income	2.00%
High Yield	0.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	98.00%
Total Fixed Income	2.00%
100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2065 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$975,756	$—	$—	$975,756
Mutual Funds	3,522,233	—	—	3,522,233
Total Investments, at fair value	$4,497,989	$—	$—	$4,497,989

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$—	$87,375	$(4,823)	$191	$82,743	$1,002	$(27)	$—
Voya Large Cap Growth Fund — Class P3	—	323,672	(5,377)	31,055	349,350	—	412	—
Voya Large Cap Value Fund — Class P3	—	309,466	(326)	41,877	351,017	1,146	8	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	—	300,313	(3,168)	28,867	326,012	—	(22)	—
Voya Multi-Manager International Equity Fund — Class P3	—	675,695	(8,807)	90,034	756,922	—	77	—
Voya Multi-Manager International Factors Fund — Class P3	—	403,243	(8,167)	30,474	425,550	—	89	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	—	102,914	(2,099)	15,153	115,968	—	14	—
Voya Small Company Fund — Class P3	—	82,604	(82,604)	—	—	—	1,756	—
	$—	$2,285,281	$(115,370)	$237,651	$2,407,562	$2,148	$2,307	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $4,025,450.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$472,539
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$472,539

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 19, 2020, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the management and sub-advisory contracts, and who are not “interested persons” of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund, each a series of the Trust (the “Funds”), as such term is defined under the 1940 Act (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2021.

In addition to the Board meeting on November 19, 2020, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 8, 2020, and November 17, 2020. At those meetings the Board reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for each Voya fund, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund that is assigned to that IRC to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.

The Manager or the Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and the Sub-Adviser.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.

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Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions of the Sub-Adviser with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and the Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are consistently complied with, and other periodic reports covering related matters.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board also considered that, while the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. The Board also considered the impact of fee waiver and expense reimbursement arrangements in instances where a share class of a Fund is operating such that its expense ratio is below the expense limit applicable to that class. In evaluating these matters, the Independent Trustees also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and the Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or the Sub-Adviser, as applicable, for these differences.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group and which additional services the Manager pays for on behalf of the Fund under the “bundled fee” arrangement in return for a single management fee (“Unified Fee Structure”). The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager.

Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a mutual fund complex in the current regulatory and market environment.

The Board also considered that the Manager and the Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 7, 2020, November 17, 2020, and/or November 19, 2020 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2020. In addition, the Board also considered at its October 7, 2020, November 17, 2020, and November 19, 2020 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Target In-Retirement Fund

In considering whether to approve the renewal of the Contracts for Voya Target In-Retirement Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the third quintile of its Morningstar category for the one-year, three-year and five-year periods, and the fourth quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account: (1) management’s representations regarding the impact of asset allocation positioning and underlying manager results on the Fund’s performance; (2) management’s confidence in the Fund’s ability to deliver long-term risk-

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

adjusted returns; and (3) management’s representation that it is continuing to evaluate options to improve performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding its belief that the Fund’s pricing is competitive and the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Target Retirement 2025 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2025 Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the three-year and five-year periods, and the fifth quintile for the year-to-date and one-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account: (1) management’s representation regarding the impact of asset allocation positioning on the Fund’s performance; (2) management’s confidence in the underlying funds and their ability to deliver long-term risk-adjusted returns; and (3) management’s representation that it is continuing to evaluate options to improve performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding its belief that the Fund’s pricing is competitive and the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Target Retirement 2030 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2030 Fund, the Board considered that, based on performance data for the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

periods ended March 31, 2020: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the one-year, three-year and five-year periods, and the fifth quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account: (1) management’s representation regarding the impact of asset allocation positioning on the Fund’s performance; (2) management’s confidence in the underlying funds and their ability to deliver long-term risk-adjusted returns; and (3) management’s representation that it is continuing to evaluate options to improve performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding its belief that the Fund’s pricing is competitive and the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Target Retirement 2035 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2035 Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the fourth quintile of its Morningstar category for all periods presented; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account: (1) management’s representation regarding the impact of asset allocation positioning on the Fund’s performance; (2) management’s confidence in the underlying funds and their ability to deliver long-term risk-adjusted returns; and (3) management’s representation that it is continuing to evaluate options to improve performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding its belief that the Fund’s pricing is competitive and the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Target Retirement 2040 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2040 Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the third quintile of its Morningstar category for the one-year and five-year periods, and the fourth quintile for the year-to-date and three-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account: (1) management’s representation regarding the impact of asset allocation positioning on the Fund’s performance; (2) management’s confidence in the underlying funds and their ability to deliver long-term risk-adjusted returns; and (3) management’s representation that it is continuing to evaluate options to improve performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding its belief that the Fund’s pricing is competitive and the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Target Retirement 2045 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2045 Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the third quintile of its Morningstar category for the one-year period, and the fourth quintile for the year-to-date, three-year, and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account: (1) management’s representation regarding the impact of asset allocation positioning on the Fund’s performance; (2) management’s confidence in the underlying funds and their ability to deliver long-term risk-adjusted returns; and (3) management’s representation that it is continuing to evaluate options to improve performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile of the all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding its belief that the Fund’s pricing is competitive and the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Target Retirement 2050 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2050 Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the third quintile of its Morningstar category for the one-year and three-year periods, and the fourth quintile for the year-to-date and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account: (1) management’s representation regarding the impact of asset allocation positioning on the Fund’s performance; (2) management’s confidence in the underlying funds and their ability to deliver long-term risk-adjusted returns; and (3) management’s representation that it is continuing to evaluate options to improve performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”) is ranked in the second quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the

Fund invests; and (2) management’s representations regarding its belief that the Fund’s pricing is competitive and the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Target Retirement 2055 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2055 Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the third quintile of its Morningstar category for the one-year and five-year periods, and the fourth quintile for the year-to-date and three-year periods; and (2) the Fund outperformed its primary benchmark for the one-year period and underperformed for the year-to-date, three-year and five year periods. In analyzing this performance data, the Board took into account: (1) management’s representation regarding the impact of asset allocation positioning on the Fund’s performance; (2) management’s confidence in the underlying funds and their ability to deliver long-term risk-adjusted returns; and (3) management’s representation that it is continuing to evaluate options to improve performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding its belief that the Fund’s pricing is competitive and the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Target Retirement 2060 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2060 Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date and one-year periods, and the fourth quintile for the three-year period; and (2) the Fund underperformed its primary benchmark for the year-to-date, one-year and three-year periods. In analyzing this performance data, the Board took into account: (1) management’s representation regarding the impact of asset allocation positioning on the Fund’s performance; (2) management’s confidence in the underlying funds and their ability to deliver long-term risk-adjusted returns; and (3) management’s representation that it is continuing to evaluate options to improve performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”) is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding its belief that the Fund’s pricing is competitive and the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

BOARD CONSIDERATION AND APPROVAL OF NEW MANAGEMENT AND SUB-ADVISORY CONTRACTS FOR NEW FUND

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) provides that when Voya Target Retirement 2065 Fund (the “Fund”), a series of Voya Separate Portfolios Trust (“VSPT”), enters into a new investment management or sub-advisory agreement, the Board of Trustees of VSPT (the “Board”), including a majority of Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of the Fund, must determine whether to approve the new arrangements. Thus, at its meeting held on November 21, 2019, the Board considered the initial approval of the investment management contract (the “Management Contract”) with Voya Investments, LLC (“VIL”) and the sub-advisory contract (the “Sub-Advisory Contract”) between VIL and the sub-adviser, Voya Investment Management Co. LLC (“Voya IM”) (together, the “Management and Sub-Advisory Contracts”) for the Fund.

In determining whether to initially approve the Management and Sub-Advisory Contracts for the Fund, the Board received and evaluated such information as it

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts, and the proposed policies and procedures for the Fund, should be approved. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the Management and Sub-Advisory Contracts.

The materials provided to the Board in support of the Fund and the Fund’s Management Contract included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Fund that discusses, among other things, the experience and expertise of VIL in the management of other funds within the Voya funds complex, including the existing Voya Target In-Retirement Fund; (2) information about the Fund’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) Fund Analysis and Comparison Tables sheets for the Fund that compare the Fund’s proposed fee structure to its comparable selected peer group (“SPG”) and/or Morningstar category median and/or average; (4) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the Fund; and (5) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of the other funds in the Voya funds complex.

At the Board meeting at which the Management and Sub-Advisory Contracts were considered, the Board considered that the Fund would be subject to the standard policies and procedures of VSPT previously approved by the Board for other series of VSPT and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Fund, VIL and Voya IM would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1040, as amended that had been previously approved by the Board in connection with other funds in the Voya funds complex.

The Board’s consideration of whether to approve the Management Contract with VIL on behalf of the Fund took into account several factors, including, but not limited to, the following: (1) the nature and quality of the services to be provided by VIL to the Fund under the proposed Management Contract; (2) VIL’s experience as a manager-of-managers overseeing sub-advisers to other funds within the Voya funds complex, including similar funds-of-funds; (3) the fairness of the compensation under the proposed

Management Contract in light of the services to be provided to the Fund; (4) the costs for the services to be provided by VIL, including that the proposed management fee would not be subject to breakpoint discounts; (5) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Fund, including that: (a) the proposed management fee for the Fund is above the median and average management fees of the Funds in the Fund’s SPG, (b) the estimated expense ratio, inclusive of acquired fund fees and expenses, for the Fund is below the average and median expense ratios of the funds in the Fund’s SPG, and (c) estimated net funds-of-funds annual operating expenses for the Fund is above the average and the median expense ratios of the funds in the Fund’s SPG; (6) Management’s representations that the Fund’s fee structure is consistent with the Voya Target Retirement suite; (7) the projected profitability of VIL; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of VIL, including its management team’s expertise in the management of other Voya funds, including other funds-of-funds and asset allocation products; (9) VIL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other funds in the Voya funds complex; (10) the information that had been provided by VIL at regular Board meetings, and in anticipation of the November 2019 meeting, with respect to its capabilities in overseeing similar asset allocation products; and (11) “fall-out benefits” to VIL and its affiliates that were anticipated to arise from VIL’s management of the Fund.

In reviewing the proposed Sub-Advisory Contract with Voya IM, the Board considered a number of factors, including, but not limited to, the following: (1) VIL’s view of the reputation of Voya IM and its sub-advisory services; (2) Voya IM’s strength and reputation in the industry; (3) the information that had been provided by Voya IM in advance of the November 2019 Joint Investment Review Committee meeting with respect to its sub-advisory services; (4) the nature and quality of the services to be provided by Voya IM under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM; (6) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by Voya IM as the Fund’s Sub-Adviser; (7) Voya IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by VSPT’s Chief Compliance Officer; (8) Voya IM’s financial condition; (9) the appropriateness of the selection of Voya IM in light of the Fund’s investment

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

objective and prospective investor base; and (10) Voya IM’s Code of Ethics, which was previously approved by the Board.

With respect to the nature and quality of services to be provided by the Adviser and Sub-Adviser, the Board was mindful of the “manager-of-managers” platform that has been developed by the Adviser. The Board recognized that the Adviser would be responsible for monitoring the investment program, performance, and developments/ on-going operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the Fund and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with sub-advisers and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers.

The Board considered that MR&S also typically provides in-person reports to the IRCs at their meetings prior to sub-adviser presentations. In addition, the Board noted that MR&S prepares periodic due diligence reports regarding sub-advisers based on on-site and virtual visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s services to a Voya fund and/or its performance. The Board also noted that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the Investment Review Committees (“IRCs”) to assist them with their assessment investment performance on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.

The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that the

Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Fund also will benefit from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also considered the techniques used by the Adviser to monitor sub-adviser performance.

The Board also considered the extent of benefits provided to the Fund’s shareholders, beyond investment management services, from being part of the Voya family of funds. This includes, in most cases, the right to exchange or transfer investments, without a sales charge, between the same class of shares of such funds or among Voya funds available on a product platform, and the wide range of Voya funds available for exchange or transfer. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with the Voya funds’ service providers. In addition, the Board considered the efforts of the Adviser and the expenses that it incurred in recent years to help make the Voya family of funds more balanced and efficient by the launch of new investment products and the combinations of similar funds.

Further, the Board will receive periodic reports showing whether the investment policies and restrictions for the Fund were consistently complied with and other periodic reports covering matters such as those related to the compliance by Adviser and Sub-Adviser personnel with codes of ethics.

Although the Fund was new at that time and had no performance history, the Board requested and considered performance information for accounts managed by the Adviser and Sub-Adviser with similar investment processes. Further, because the Fund was new, the Adviser represented that it did not currently receive, and may not receive prior to the time the Board next considers

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

the approval of the Management Contract, any economies of scale with respect to the Fund. The Fund will, however, benefit from any breakpoints in the fee schedules of underlying funds in which the Fund invests.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the proposed sub-advisory fee rate payable by

VIL to Voya IM is reasonable in the context of all factors considered by the Board; and (4) VIL and Voya IM each maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of its compliance programs. Based on these conclusions and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for the Fund. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
169172 (1120-012221)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell

Chief Executive Officer

Date: February 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: February 8, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 8, 2021